WANGER ADVISORS TRUST

Wanger USA

Wanger Select

Wanger International

Wanger International Select

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 1, 2011 to the Prospectuses dated May 1, 2011

Effective immediately, under the heading Buying, Selling and Transferring Shares – Share Price Determination in the Funds’ prospectuses:

(1)	The second full paragraph is replaced with the following:

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. Certain equity securities, debt securities and other assets are valued differently. For instance, short-term investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Market quotations are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board.

(2)	The last full paragraph is replaced with the following:

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

C-1451-1 A (5/11)

Prospectus

May 1, 2011

Columbia Wanger Family of Funds

Managed By Columbia Wanger Asset Management, LLC

Wanger USA

Ticker symbol

WUSAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

  Investment Objective

  Fees and Expenses of the Fund

  Principal Investment Strategies

  Principal Risks

  Performance Information

  Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Wanger USA

  Investment Objective

The Fund seeks long-term capital appreciation.

  Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) and/or qualified plan or retirement arrangement (Retirement Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as a % of offering price	NONE
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.12%
Total annual Fund operating expenses	0.98%
Fee waivers and/or reimbursements(a)	-0.01%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.97%

(a)

Effective April 30, 2010, Columbia Wanger Asset Management, LLC (the Adviser) contractually agreed to reimburse the Fund, through April 30, 2012, to the extent investment advisory fees exceed the annual rate of 0.85% of the Fund’s average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your Contract and/or qualified plan or Retirement Plan, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger USA	$99	$311	$541	$1,200

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

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  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Wanger Asset Management, LLC, the Fund’s investment advisor (the Adviser), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

•	A strong business franchise that offers growth potential.

•	Products and services that give the company a competitive advantage.

•	A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser’s price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

  Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract and/or Retirement Plan, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Daily and month-end performance information is available by calling the Adviser at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	22.90%
Worst:	4th quarter 2008:	-27.74%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell 2000 Index, the Fund’s primary benchmark, and the Lipper Variable Underlying Small-Cap Growth Funds Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Lipper Variable Underlying Small-Cap Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying Small-Cap Growth Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

	1 year	5 years	10 years
Returns before taxes	23.35%	3.77%	7.71%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%
Lipper Variable Underlying Small-Cap Growth Funds Index (reflects no deductions for taxes)	28.25%	4.60%	4.34%

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Wanger Asset Management, LLC	Robert A. Mohn, CFA
Manager. Service with the Fund since 1995.

Purchase and Sale of Fund Shares

The Fund is an underlying investment vehicle for certain Contracts offered by the separate accounts of participating insurance companies as well as for Retirement Plans and is available to other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold directly by individual owners of Contracts or Retirement Plans. If you are the holder of a Contract and/or a participant in a Retirement Plan, please refer to the prospectus that describes your Contract and/or Retirement Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies and Retirement Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Retirement Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Retirement Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and/or its related companies – including Columbia Wanger Asset Management, LLC, Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – pay intermediaries (including insurance companies) and their affiliated broker-dealers and service providers for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary (including insurance companies) and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other eligible investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various contract owners and the interests of qualified plans may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset. For these purposes, the Fund determines the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

The Fund discloses its portfolio holdings on the Columbia Funds website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed at www.columbiamanagement.com, approximately 30 calendar days after each month-end. The top 15 holdings are usually available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, and the portfolio holdings information available on the website may not always be current.

A more detailed description of the Fund’s policies and procedures governing disclosure of portfolio information is available in the SAI, which is available by calling 888.492.6437.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. The Adviser currently expects that substantially all of the Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that transaction costs will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

Use of Benchmarks

Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Adviser selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund’s holdings will differ from those of its benchmarks. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.

9

Management of the Fund

Board of Trustees

The Fund is governed by its Board of Trustees. More than 75% of the Fund’s Trustees are independent (Independent Trustees), meaning that they have no affiliation with the Adviser or its affiliates apart from their positions as Trustees and the personal investments they may have made as private individuals. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund’s officers to establish the Fund’s policies and oversee its activities. Among the Trustees’ responsibilities are: selecting the investment advisor for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.

Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust’s By-Laws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Any Trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information about the Board of Trustees, please refer to the SAI.

Primary Service Providers

The Adviser, who also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They currently provide key services to the Fund and various other funds, including the RiverSource family of funds and the Columbia family of funds (collectively, the Columbia Funds), and are paid for providing these services. These service relationships are described below.

Ameriprise Financial is a financial planning and financial services company that has offered investment management and insurance products for more than 110 years.

The Adviser

The Adviser is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2011, the Adviser had assets under management of approximately $35.5 billion. The Adviser is a registered investment adviser and wholly owned subsidiary of Ameriprise Financial. In addition to serving as investment adviser to mutual funds, the Adviser acts as an investment manager for other institutional accounts.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. The Adviser may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.85% of average daily net assets of the Fund.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the fiscal period ended June 30, 2010.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Robert A. Mohn, CFA

Manager. Service with the Fund since 1995.

Portfolio Manager and Director of Domestic Research of the Adviser; associated with the Adviser or its predecessors as an investment professional since 1992. Vice President of the Trust since 1997. Mr. Mohn began his investment career in 1983 and earned a B.S. from Stanford University and an M.B.A. from the University of Chicago.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. Columbia Management Investment Advisers, LLC (Columbia Management), a wholly owned subsidiary of Ameriprise Financial, is the Fund’s sub-administrator (Sub-Administrator). The Administrator pays a fee for the services of the Sub-Administrator.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker/dealer and wholly owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and wholly owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) as the Fund’s sub-transfer agent to provide various services. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

Effective April 30, 2010, the Adviser contractually agreed to reimburse the Fund, through April 30, 2012, to the extent investment advisory fees exceed the annual rate of 0.85% of the Fund’s average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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  Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including: insurance, broker/dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.

As described in Management of the Fund – Primary Service Providers, the Adviser, Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.

Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:

•

the Adviser and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and other Columbia Funds and the sale of their shares;

•

there may be competition for limited investment opportunities that must be allocated among the Fund and other clients and customers of the Adviser that may have the same or similar investment objectives as the Fund;

•

management of the Fund may diverge from other Columbia Funds or other clients and customers of the Adviser or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;

•

there may be regulatory or investment restrictions imposed on the investment activities of the Adviser arising from the activities or holdings of other Columbia Funds or other clients or customers of the Adviser or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments that may be made by affiliated entities;

•	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;

•

there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, for example, if an affiliated entity were in possession of non-public information, the Adviser might be prohibited by law from using that information in connection with the management of the Fund; and

•

insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund’s shares.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Certain Legal Matters

Commencing in 2003, Columbia Acorn Trust (another mutual fund family advised by the Adviser), the Adviser and the Trustees of Columbia Acorn Trust (together with other affiliated Columbia entities, the “Columbia Defendants”) were the subject of certain court actions described below. In October 2010, the court entered a final judgment and orders of settlement relating to these actions. The orders of settlement do not create any liability for the Columbia Acorn Funds, and all claims against Columbia Acorn Trust and the Columbia Acorn Independent Trustees have been dismissed.

In late 2003, the Adviser and the Columbia Acorn Trustees were named as defendants in class and derivative complaints which contended that the Adviser and the Columbia Acorn Trustees permitted certain investors to market time their trades in certain Columbia Acorn Funds. The complaints were consolidated in a Multi-District Action in the federal district court of Maryland (the MDL Action).

Also in 2003, Columbia Acorn Trust and the Adviser were named as defendants in a state court class action lawsuit alleging that Columbia Acorn Trust and the Adviser exposed shareholders of Columbia Acorn International to trading by market timers by: (a) failing to properly evaluate daily whether a significant event affecting the value of the Fund’s securities had occurred after foreign markets had closed but before the calculation of the Fund’s net asset value (NAV); (b) failing to implement the Fund’s portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the Fair Valuation Lawsuit). Ultimately, the Fair Valuation Lawsuit was consolidated with the MDL Action.

In March 2005, a class action complaint was filed against Columbia Acorn Trust and the Adviser seeking to rescind the CDSC assessed upon redemption of Class B shares of the Columbia Acorn Funds (the CDSC Lawsuit). In addition to the rescission of sales charges, plaintiffs sought recovery of actual damages, attorneys’ fees and costs. The case was transferred to the MDL Action.

In September 2007, the plaintiffs and the Columbia Defendants named in the MDL Action, including the Columbia family of funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL Action described above, including the CDSC Lawsuit and the Fair Valuation Lawsuit.

On April 23, 2010, the parties to the MDL Action filed a motion seeking: (a) preliminary approval of the MDL settlements; (b) the conditional certification of the plaintiff class for purposes of settlement; (c) approval of the form and manner of giving notice to the plaintiff class of the proposed settlements; and (d) approval of the proposed schedule for various deadlines in connection with the final settlement hearing. The motion was presented to and approved by the court on May 7, 2010.

On October 21, 2010, the court held a final hearing regarding the MDL settlements and on October 25, 2010 issued a final judgment and related orders that: (a) approved the settlements as fair, reasonable and adequate, and in the best interests of members of both the plaintiff class and current shareholders of the Columbia funds, including the Columbia Acorn Funds; (b) dismissed with prejudice all complaints against the Columbia Defendants; and (c) approved a plan of distribution for the amounts due to the plaintiff class as established in the settlements. The orders of settlement do not create any liability for the Columbia Acorn Funds.

The Adviser believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Funds.

*****

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Fund Shares

Description of the Share Class

Share Class Features

The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified plans or retirement arrangements (Retirement Plans) and other eligible investors authorized by the Distributor.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” may refer to the insurance company that issued your Contract, Retirement Plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

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Selling and/or Servicing Agent Compensation

The Distributor and the Adviser make payments, from their own resources, to selling and/or servicing agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Adviser may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Adviser, and the products they offer, including the Fund.

Amounts paid by the Distributor and the Adviser and their affiliates are paid out of the Distributor’s and the Adviser’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Adviser and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the Adviser have agreed to make marketing/sales support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described herein. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

15

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV	=	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, short-term investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Market quotations are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of

16

various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service that employs a systematic methodology to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

Shareholder Information

The Fund and the other Columbia Wanger Funds are available to owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, as described below. Please refer to the Contract prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself. Throughout this prospectus, references to a Fund “shareholder” or to “buying,” “selling,” “holding,” “owning,” or “transferring” Fund shares refer only to the insurance company investing in the Fund through a separate account or to the Retirement Plan itself, and not to a holder of a contract or policy or participant in a Retirement Plan.

The Fund is available to the following types of Retirement Plans:

•	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;

•	an annuity plan described in section 403(a) of the Code;

•	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;

•	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and

•	a plan described in section 501(c)(18) of the Code.

A Retirement Plan must be established before shares of the Fund can be purchased by the Retirement Plan. Neither the Fund nor the Adviser offers prototypes of such Plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Retirement Plan fiduciary rather than Retirement Plan participants. A Retirement Plan may call the Adviser at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.

Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Retirement Plan. When you sell your shares through your Contract or Retirement Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Retirement Plan are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company or Retirement Plan, before the end of a business day will receive that day’s net asset value per

17

share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Retirement Plan. Any charges that apply to your Contract or Retirement Plan, and any charges that apply to separate accounts at participating insurance companies or Retirement Plans that may own shares directly, are described in your Contract prospectus or Retirement Plan disclosure documents.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices Policy below for more information.

Excessive Trading Practices Policy

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or

18

rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

The Fund invests significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy

19

large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

20

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals TM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any U.S. federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want your distributions to be paid in cash.

21

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to separate accounts of participating insurance companies, Retirement Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company, Retirement Plan Administrator that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the federal income taxation of your investment.

For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.

FUNDamentals TM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors. Please see the SAI for more detailed tax information.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

22

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI. You can request a free annual report containing those financial statements by calling 888.4.WANGER (888.492.6437).

Wanger USA

	Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007		Year Ended December 31, 2006
Selected data for a share outstanding throughout each period
Net Asset Value, Beginning of Period	$27.45		$19.30	$36.26	$36.36		$34.90
Income from Investment Operations:
Net investment income (loss)(a)	(0.10)		(0.06)	(0.07)	(0.05	)(b)	(0.02)
Net realized and unrealized gain (loss) on investments	6.51		8.21	(13.16)	1.91		2.71
Total from Investment Operations	6.41		8.15	(13.23)	1.86		2.69
Less Distributions to Shareholders:
From net investment income	—		—	—	—		(0.08)
From net realized gains	—		—	(3.73)	(1.96)		(1.15)
Total Distributions to Shareholders	—		—	(3.73)	(1.96)		(1.23)
Net Asset Value, End of Period	$33.86		$27.45	$19.30	$36.26		$36.36
Total return(c)	23.35	%(d)	42.23%	(39.68)%	5.39%		7.87%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(e)	0.97%		0.98%	0.96%	0.95%		0.95%
Interest expense	0.00	%(f)	—	—	—		0.00	%(f)
Interest expense waiver	0.00	%(f)	—	—	—		—
Net expense(e)	0.97%		0.98%	0.96%	0.95%		0.95%
Net investment income (loss)(e)	(0.35)%		(0.29)%	(0.26)%	(0.15)%		(0.07)%
Waiver/Reimbursement	0.01%		—	—	—		—
Portfolio turnover rate	27%		30%	22%	27%		19%
Net assets, end of period (000’s)	$911,424		$1,277,154	$952,249	$1,688,040		$1,608,340

(a)	Net investment loss per share was based upon the average shares outstanding during the period.
(b)	Net investment loss per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.
(c)	Total return at net asset value assuming all distributions are reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.
(e)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.
(f)	Rounds to less than 0.01%.

23

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The chart does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan. If the chart reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Wanger USA

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.97%	4.03%	$10,403.00	$98.95
2	10.25%	0.98%	8.21%	$10,821.20	$104.00
3	15.76%	0.98%	12.56%	$11,256.21	$108.18
4	21.55%	0.98%	17.09%	$11,708.71	$112.53
5	27.63%	0.98%	21.79%	$12,179.40	$117.05
6	34.01%	0.98%	26.69%	$12,669.01	$121.76
7	40.71%	0.98%	31.78%	$13,178.31	$126.65
8	47.75%	0.98%	37.08%	$13,708.08	$131.74
9	55.13%	0.98%	42.59%	$14,259.14	$137.04
10	62.89%	0.98%	48.32%	$14,832.36	$142.55
Total Gain After Fees and Expenses				$4,832.36
Total Annual Fees and Expenses Paid					$1,200.45

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

24

Columbia Wanger Family of Funds

Prospectus May 1, 2011

For More Information

The Columbia Wanger Funds are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in qualified plans and retirement arrangements. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your qualified plan and retirement arrangement for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds in the documents described below. Contact the Adviser as follows to obtain these documents free of charge to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Wanger Asset Management, LLC Shareholder Services Group 227 West Monroe, Suite 3000 Chicago, IL 60606

By Telephone:	888.4.WANGER (888.492.6437)

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). The SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1466-99 A (5/11)

Prospectus

May 1, 2011

Columbia Wanger Family of Funds

Managed By Columbia Wanger Asset Management, LLC

Wanger Select

Ticker symbol

WATWX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Wanger Select

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) and/or qualified plan or retirement arrangement (Retirement Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as a % of offering price	NONE
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.13%
Total annual Fund operating expenses	0.93%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your Contract and/or qualified plan or Retirement Plan, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger Select	$95	$296	$515	$1,143

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $20 billion.

Columbia Wanger Asset Management, LLC, the Fund’s investment advisor (the Adviser), believes that stocks of companies with market capitalizations under $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Fund takes advantage of the Adviser’s research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser typically seeks companies with:

•	A strong business franchise that offers growth potential.

•	Products and services that give the company a competitive advantage.

•	A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser’s price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

5

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract and/or Retirement Plan, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Daily and month-end performance information is available by calling the Adviser at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	27.72%
Worst:	4th quarter 2008:	-29.52%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P MidCap 400® Index, the Fund’s primary benchmark, the S&P 500® Index and the Lipper Variable Underlying Mid-Cap Growth Funds Index. The S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in companies with market capitalizations under $20 billion at the time of investment, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index. The Lipper Variable Underlying Mid-Cap Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying Mid-Cap Growth Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

	1 year	5 years	10 years
Returns before taxes	26.57%	7.01%	9.31%
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)	26.64%	5.73%	7.16%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Lipper Variable Underlying Mid-Cap Growth Funds Index (reflects no deductions for taxes)	27.62%	5.70%	2.00%

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Wanger Asset Management, LLC	Ben Andrews
Lead manager. Service with the Fund since 2004.

Robert A. Chalupnik, CFA
Co-manager. Service with the Fund since May 2011.

Purchase and Sale of Fund Shares

The Fund is an underlying investment vehicle for certain Contracts offered by the separate accounts of participating insurance companies as well as for Retirement Plans and is available to other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold directly by individual owners of Contracts or Retirement Plans. If you are the holder of a Contract and/or a participant in a Retirement Plan, please refer to the prospectus that describes your Contract and/or Retirement Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies and Retirement Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Retirement Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Retirement Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and/or its related companies – including Columbia Wanger Asset Management, LLC, Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – pay intermediaries (including insurance companies) and their affiliated broker-dealers and service providers for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary (including insurance companies) and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other eligible investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various contract owners and the interests of qualified plans may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset. For these purposes, the Fund determines the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

The Fund discloses its portfolio holdings on the Columbia Funds website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed at www.columbiamanagement.com, approximately 30 calendar days after each month-end. The top 15 holdings are usually available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, and the portfolio holdings information available on the website may not always be current.

A more detailed description of the Fund’s policies and procedures governing disclosure of portfolio information is available in the SAI, which is available by calling 888.492.6437.

9

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. The Adviser currently expects that substantially all of the Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that transaction costs will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

Use of Benchmarks

Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Adviser selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund’s holdings will differ from those of its benchmarks. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.

10

Management of the Fund

Board of Trustees

The Fund is governed by its Board of Trustees. More than 75% of the Fund’s Trustees are independent (Independent Trustees), meaning that they have no affiliation with the Adviser or its affiliates apart from their positions as Trustees and the personal investments they may have made as private individuals. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund’s officers to establish the Fund’s policies and oversee its activities. Among the Trustees’ responsibilities are: selecting the investment advisor for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.

Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust’s By-Laws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Any Trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information about the Board of Trustees, please refer to the SAI.

Primary Service Providers

The Adviser, who also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They currently provide key services to the Fund and various other funds, including the RiverSource family of funds and the Columbia family of funds (collectively, the Columbia Funds), and are paid for providing these services. These service relationships are described below.

Ameriprise Financial is a financial planning and financial services company that has offered investment management and insurance products for more than 110 years.

The Adviser

The Adviser is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2011, the Adviser had assets under management of approximately $35.5 billion. The Adviser is a registered investment adviser and wholly owned subsidiary of Ameriprise Financial. In addition to serving as investment adviser to mutual funds, the Adviser acts as an investment manager for other institutional accounts.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. The Adviser may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.80% of average daily net assets of the Fund.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the fiscal period ended June 30, 2010.

11

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Ben Andrews

Lead manager. Service with the Fund since 2004.

Portfolio Manager and Analyst of the Adviser; associated with the Adviser or its predecessors as an investment professional since 1998. Vice President of the Trust since 2004. Mr. Andrews began his investment career in 1993 and earned a B.S.E.E. from the University of Florida and an M.B.A. from Loyola University of Chicago.

Robert A. Chalupnik, CFA

Co-manager. Service with the Fund since May 2011.

Portfolio Manager and Analyst of the Adviser; associated with the Adviser or its predecessors as an investment professional since 1998. Vice President of the Trust since May 2011. Mr. Chalupnik began his investment career in 1994 and earned a B.S. and an M.B.A. from the University of Illinois.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. Columbia Management Investment Advisers, LLC (Columbia Management), a wholly owned subsidiary of Ameriprise Financial, is the Fund’s sub-administrator (Sub-Administrator). The Administrator pays a fee for the services of the Sub-Administrator.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

12

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker/dealer and wholly owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and wholly owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) as the Fund’s sub-transfer agent to provide various services. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear, through April 30, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 1.35% of the Fund’s average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser. There was no reimbursement to the Fund for the fiscal year ended December 31, 2010.

13

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including: insurance, broker/dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.

As described in Management of the Fund — Primary Service Providers, the Adviser, Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.

Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:

•

the Adviser and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and other Columbia Funds and the sale of their shares;

•

there may be competition for limited investment opportunities that must be allocated among the Fund and other clients and customers of the Adviser that may have the same or similar investment objectives as the Fund;

•

management of the Fund may diverge from other Columbia Funds or other clients and customers of the Adviser or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;

•

there may be regulatory or investment restrictions imposed on the investment activities of the Adviser arising from the activities or holdings of other Columbia Funds or other clients or customers of the Adviser or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments that may be made by affiliated entities;

•	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;

•

there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, for example, if an affiliated entity were in possession of non-public information, the Adviser might be prohibited by law from using that information in connection with the management of the Fund; and

•

insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund’s shares.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Certain Legal Matters

Commencing in 2003, Columbia Acorn Trust (another mutual fund family advised by the Adviser), the Adviser and the Trustees of Columbia Acorn Trust (together with other affiliated Columbia entities, the “Columbia Defendants”) were the subject of certain court actions described below. In October 2010, the court entered a final judgment and orders of settlement relating to these actions. The orders of settlement do not create any liability for the Columbia Acorn Funds, and all claims against Columbia Acorn Trust and the Columbia Acorn Independent Trustees have been dismissed.

In late 2003, the Adviser and the Columbia Acorn Trustees were named as defendants in class and derivative complaints which contended that the Adviser and the Columbia Acorn Trustees permitted certain investors to market time their trades in certain Columbia Acorn Funds. The complaints were consolidated in a Multi-District Action in the federal district court of Maryland (the MDL Action).

Also in 2003, Columbia Acorn Trust and the Adviser were named as defendants in a state court class action lawsuit alleging that Columbia Acorn Trust and the Adviser exposed shareholders of Columbia Acorn International to trading by market timers by: (a) failing to properly evaluate daily whether a significant event affecting the value of the Fund’s securities had occurred after foreign markets had closed but before the calculation of the Fund’s net asset value (NAV); (b) failing to implement the Fund’s portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the Fair Valuation Lawsuit). Ultimately, the Fair Valuation Lawsuit was consolidated with the MDL Action.

In March 2005, a class action complaint was filed against Columbia Acorn Trust and the Adviser seeking to rescind the CDSC assessed upon redemption of Class B shares of the Columbia Acorn Funds (the CDSC Lawsuit). In addition to the rescission of sales charges, plaintiffs sought recovery of actual damages, attorneys’ fees and costs. The case was transferred to the MDL Action.

In September 2007, the plaintiffs and the Columbia Defendants named in the MDL Action, including the Columbia family of funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL Action described above, including the CDSC Lawsuit and the Fair Valuation Lawsuit.

On April 23, 2010, the parties to the MDL Action filed a motion seeking: (a) preliminary approval of the MDL settlements; (b) the conditional certification of the plaintiff class for purposes of settlement; (c) approval of the form and manner of giving notice to the plaintiff class of the proposed settlements; and (d) approval of the proposed schedule for various deadlines in connection with the final settlement hearing. The motion was presented to and approved by the court on May 7, 2010.

On October 21, 2010, the court held a final hearing regarding the MDL settlements and on October 25, 2010 issued a final judgment and related orders that: (a) approved the settlements as fair, reasonable and adequate, and in the best interests of members of both the plaintiff class and current shareholders of the Columbia funds, including the Columbia Acorn Funds; (b) dismissed with prejudice all complaints against the Columbia Defendants; and (c) approved a plan of distribution for the amounts due to the plaintiff class as established in the settlements. The orders of settlement do not create any liability for the Columbia Acorn Funds.

The Adviser believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Funds.

*****

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

15

About Fund Shares

Description of the Share Class

Share Class Features

The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified plans or retirement arrangements (Retirement Plans) and other eligible investors authorized by the Distributor.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” may refer to the insurance company that issued your Contract, Retirement Plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

16

Selling and/or Servicing Agent Compensation

The Distributor and the Adviser make payments, from their own resources, to selling and/or servicing agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Adviser may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Adviser, and the products they offer, including the Fund.

Amounts paid by the Distributor and the Adviser and their affiliates are paid out of the Distributor’s and the Adviser’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Adviser and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the Adviser have agreed to make marketing/sales support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described herein. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

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Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, short-term investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Market quotations are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of

18

various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service that employs a systematic methodology to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

Shareholder Information

The Fund and the other Columbia Wanger Funds are available to owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, as described below. Please refer to the Contract prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself. Throughout this prospectus, references to a Fund “shareholder” or to “buying,” “selling,” “holding,” “owning,” or “transferring” Fund shares refer only to the insurance company investing in the Fund through a separate account or to the Retirement Plan itself, and not to a holder of a contract or policy or participant in a Retirement Plan.

The Fund is available to the following types of Retirement Plans:

•	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;

•	an annuity plan described in section 403(a) of the Code;

•	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;

•	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and

•	a plan described in section 501(c)(18) of the Code.

A Retirement Plan must be established before shares of the Fund can be purchased by the Retirement Plan. Neither the Fund nor the Adviser offers prototypes of such Plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Retirement Plan fiduciary rather than Retirement Plan participants. A Retirement Plan may call the Adviser at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.

Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Retirement Plan. When you sell your shares through your Contract or Retirement Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Retirement Plan are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company or Retirement Plan, before the end of a business day will receive that day’s net asset value per

19

share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Retirement Plan. Any charges that apply to your Contract or Retirement Plan, and any charges that apply to separate accounts at participating insurance companies or Retirement Plans that may own shares directly, are described in your Contract prospectus or Retirement Plan disclosure documents.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices Policy below for more information.

Excessive Trading Practices Policy

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or

20

rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

The Fund invests significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy

21

large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

22

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any U.S. federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want your distributions to be paid in cash.

23

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to separate accounts of participating insurance companies, Retirement Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company, Retirement Plan Administrator that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the federal income taxation of your investment.

For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors. Please see the SAI for more detailed tax information.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI. You can request a free annual report containing those financial statements by calling 888.4.WANGER (888.492.6437).

Wanger Select

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Selected data for a share outstanding throughout each period
Net Asset Value, Beginning of Period	$23.05	$13.87	$28.08	$26.15	$22.66
Income from Investment Operations:
Net investment loss(a)	(0.09)	(0.08)	(0.10)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	6.17	9.26	(13.38)	2.47	4.38
Total from Investment Operations	6.08	9.18	(13.48)	2.43	4.33
Less Distributions to Shareholders:
From net investment income	(0.14)	—	—	—	(0.09)
From net realized gains	—	—	(0.73)	(0.50)	(0.75)
Total Distributions to Shareholders	(0.14)	—	(0.73)	(0.50)	(0.84)
Net Asset Value, End of Period	$28.99	$23.05	$13.87	$28.08	$26.15
Total Return(b)	26.57%	66.19%	(49.06)%	9.39%	19.70%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(c)	0.93%	0.95%	0.91%	0.90%	0.94%
Net investment loss(c)	(0.38)%	(0.44)%	(0.45)%	(0.15)%	(0.20)%
Portfolio turnover rate	30%	35%	36%	15%	21%
Net assets, end of period (000’s)	$345,960	$270,368	$156,588	$316,380	$175,346

(a)	Net investment loss per share was based upon the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The chart does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan. If the chart reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Wanger Select

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.93%	4.07%	$10,407.00	$94.89
2	10.25%	0.93%	8.31%	$10,830.56	$98.75
3	15.76%	0.93%	12.71%	$11,271.37	$102.77
4	21.55%	0.93%	17.30%	$11,730.11	$106.96
5	27.63%	0.93%	22.08%	$12,207.53	$111.31
6	34.01%	0.93%	27.04%	$12,704.38	$115.84
7	40.71%	0.93%	32.21%	$13,221.44	$120.56
8	47.75%	0.93%	37.60%	$13,759.56	$125.46
9	55.13%	0.93%	43.20%	$14,319.57	$130.57
10	62.89%	0.93%	49.02%	$14,902.38	$135.88
Total Gain After Fees and Expenses				$4,902.38
Total Annual Fees and Expenses Paid					$1,142.99

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Wanger Family of Funds

Prospectus May 1, 2011

For More Information

The Columbia Wanger Funds are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in qualified plans and retirement arrangements. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your qualified plan and retirement arrangement for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds in the documents described below. Contact the Adviser as follows to obtain these documents free of charge to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Wanger Asset Management, LLC Shareholder Services Group 227 West Monroe, Suite 3000 Chicago, IL 60606

By Telephone:	888.4.WANGER (888.492.6437)

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). The SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1461-99 A (5/11)

Prospectus

May 1, 2011

Columbia Wanger Family of Funds

Managed By Columbia Wanger Asset Management, LLC

Wanger International

Ticker symbol

WSCAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Wanger International

 Investment Objective

The Fund seeks long-term capital appreciation.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) and/or qualified plan or retirement arrangement (Retirement Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as a % of offering price	NONE
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.21%
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements(a)	-0.03%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%

(a)

Effective April 30, 2010, Columbia Wanger Asset Management, LLC (the Adviser) contractually agreed to reimburse the Fund, through April 30, 2012, to the extent investment advisory fees exceed the annual rate of 0.83% of the Fund’s average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your Contract and/or qualified plan or Retirement Plan, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger International	$106	$337	$587	$1,303

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Wanger Asset Management, LLC, the Fund’s investment advisor (the Adviser), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

•	A strong business franchise that offers growth potential.

•	Products and services that give the company a competitive advantage.

•	A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser’s price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

5

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

6

 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract and/or Retirement Plan, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Daily and month-end performance information is available by calling the Adviser at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	32.13%
Worst:	3rd quarter 2002:	-23.49%

7

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index, the Fund’s primary benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) and the Lipper Variable Underlying International Core Funds Index. The S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of stocks in 22 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund’s performance compares to a widely recognized broad based index of foreign market performance. The Lipper Variable Underlying International Core Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying International Core Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

	1 year	5 years	10 years
Returns before taxes	24.92%	10.18%	10.01%
S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)	24.36%	8.19%	11.75%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	7.75%	2.46%	3.50%
Lipper Variable Underlying International Core Funds Index (reflects no deductions for taxes)	11.09%	2.49%	2.50%

8

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Wanger Asset Management, LLC	Louis J. Mendes, CFA Co-manager. Service with the Fund since 2005.

Christopher J. Olson, CFA Co-manager. Service with the Fund since 2001.

Purchase and Sale of Fund Shares

The Fund is an underlying investment vehicle for certain Contracts offered by the separate accounts of participating insurance companies as well as for Retirement Plans and is available to other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold directly by individual owners of Contracts or Retirement Plans. If you are the holder of a Contract and/or a participant in a Retirement Plan, please refer to the prospectus that describes your Contract and/or Retirement Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies and Retirement Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Retirement Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Retirement Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and/or its related companies – including Columbia Wanger Asset Management, LLC, Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – pay intermediaries (including insurance companies) and their affiliated broker-dealers and service providers for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary (including insurance companies) and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

9

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other eligible investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various contract owners and the interests of qualified plans may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset. For these purposes, the Fund determines the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

The Fund discloses its portfolio holdings on the Columbia Funds website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed at www.columbiamanagement.com, approximately 30 calendar days after each month-end. The top 15 holdings are usually available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, and the portfolio holdings information available on the website may not always be current.

A more detailed description of the Fund’s policies and procedures governing disclosure of portfolio information is available in the SAI, which is available by calling 888.492.6437.

10

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. The Adviser currently expects that substantially all of the Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that transaction costs will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

Use of Benchmarks

Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Adviser selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund’s holdings will differ from those of its benchmarks. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.

11

Management of the Fund

Board of Trustees

The Fund is governed by its Board of Trustees. More than 75% of the Fund’s Trustees are independent (Independent Trustees), meaning that they have no affiliation with the Adviser or its affiliates apart from their positions as Trustees and the personal investments they may have made as private individuals. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund’s officers to establish the Fund’s policies and oversee its activities. Among the Trustees’ responsibilities are: selecting the investment advisor for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.

Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust’s By-Laws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Any Trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information about the Board of Trustees, please refer to the SAI.

Primary Service Providers

The Adviser, who also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They currently provide key services to the Fund and various other funds, including the RiverSource family of funds and the Columbia family of funds (collectively, the Columbia Funds), and are paid for providing these services. These service relationships are described below.

Ameriprise Financial is a financial planning and financial services company that has offered investment management and insurance products for more than 110 years.

The Adviser

The Adviser is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2011, the Adviser had assets under management of approximately $35.5 billion. The Adviser is a registered investment adviser and wholly owned subsidiary of Ameriprise Financial. In addition to serving as investment adviser to mutual funds, the Adviser acts as an investment manager for other institutional accounts.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. The Adviser may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.83% of average daily net assets of the Fund.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the fiscal period ended June 30, 2010.

12

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Louis J. Mendes, CFA

Co-manager. Service with the Fund since 2005.

Portfolio Manager and Analyst of the Adviser; associated with the Adviser or its predecessors as an investment professional since 2001. Vice President of the Trust since 2005. Mr. Mendes began his investment career in 1986 and earned a B.A. from Columbia University and an M.I.M. from the American Graduate School of International Management.

Christopher J. Olson, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager and Analyst of the Adviser; associated with the Adviser or its predecessors as an investment professional since 2001. Vice President of the Trust since 2001. Mr. Olson began his investment career in 1988 and earned a B.A. from Middlebury College, an M.B.A. from the Wharton School, University of Pennsylvania and an M.A. from the School of Arts and Sciences, University of Pennsylvania.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. Columbia Management Investment Advisers, LLC (Columbia Management), a wholly owned subsidiary of Ameriprise Financial, is the Fund’s sub-administrator (Sub-Administrator). The Administrator pays a fee for the services of the Sub-Administrator.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker/dealer and wholly owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and wholly owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) as the Fund’s sub-transfer agent to provide various services. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

Effective April 30, 2010, the Adviser contractually agreed to reimburse the Fund, through April 30, 2012, to the extent investment advisory fees exceed the annual rate of 0.83% of the Fund’s average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

13

 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including: insurance, broker/dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.

As described in Management of the Fund – Primary Service Providers, the Adviser, Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.

Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:

•

the Adviser and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and other Columbia Funds and the sale of their shares;

•

there may be competition for limited investment opportunities that must be allocated among the Fund and other clients and customers of the Adviser that may have the same or similar investment objectives as the Fund;

•

management of the Fund may diverge from other Columbia Funds or other clients and customers of the Adviser or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;

•

there may be regulatory or investment restrictions imposed on the investment activities of the Adviser arising from the activities or holdings of other Columbia Funds or other clients or customers of the Adviser or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments that may be made by affiliated entities;

•	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;

•

there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, for example, if an affiliated entity were in possession of non-public information, the Adviser might be prohibited by law from using that information in connection with the management of the Fund; and

•

insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund’s shares.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Certain Legal Matters

Commencing in 2003, Columbia Acorn Trust (another mutual fund family advised by the Adviser), the Adviser and the Trustees of Columbia Acorn Trust (together with other affiliated Columbia entities, the “Columbia Defendants”) were the subject of certain court actions described below. In October 2010, the court entered a final judgment and orders of settlement relating to these actions. The orders of settlement do not create any liability for the Columbia Acorn Funds, and all claims against Columbia Acorn Trust and the Columbia Acorn Independent Trustees have been dismissed.

In late 2003, the Adviser and the Columbia Acorn Trustees were named as defendants in class and derivative complaints which contended that the Adviser and the Columbia Acorn Trustees permitted certain investors to market time their trades in certain Columbia Acorn Funds. The complaints were consolidated in a Multi-District Action in the federal district court of Maryland (the MDL Action).

Also in 2003, Columbia Acorn Trust and the Adviser were named as defendants in a state court class action lawsuit alleging that Columbia Acorn Trust and the Adviser exposed shareholders of Columbia Acorn International to trading by market timers by: (a) failing to properly evaluate daily whether a significant event affecting the value of the Fund’s securities had occurred after foreign markets had closed but before the calculation of the Fund’s net asset value (NAV); (b) failing to implement the Fund’s portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the Fair Valuation Lawsuit). Ultimately, the Fair Valuation Lawsuit was consolidated with the MDL Action.

In March 2005, a class action complaint was filed against Columbia Acorn Trust and the Adviser seeking to rescind the CDSC assessed upon redemption of Class B shares of the Columbia Acorn Funds (the CDSC Lawsuit). In addition to the rescission of sales charges, plaintiffs sought recovery of actual damages, attorneys’ fees and costs. The case was transferred to the MDL Action.

In September 2007, the plaintiffs and the Columbia Defendants named in the MDL Action, including the Columbia family of funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL Action described above, including the CDSC Lawsuit and the Fair Valuation Lawsuit.

On April 23, 2010, the parties to the MDL Action filed a motion seeking: (a) preliminary approval of the MDL settlements; (b) the conditional certification of the plaintiff class for purposes of settlement; (c) approval of the form and manner of giving notice to the plaintiff class of the proposed settlements; and (d) approval of the proposed schedule for various deadlines in connection with the final settlement hearing. The motion was presented to and approved by the court on May 7, 2010.

On October 21, 2010, the court held a final hearing regarding the MDL settlements and on October 25, 2010 issued a final judgment and related orders that: (a) approved the settlements as fair, reasonable and adequate, and in the best interests of members of both the plaintiff class and current shareholders of the Columbia funds, including the Columbia Acorn Funds; (b) dismissed with prejudice all complaints against the Columbia Defendants; and (c) approved a plan of distribution for the amounts due to the plaintiff class as established in the settlements. The orders of settlement do not create any liability for the Columbia Acorn Funds.

The Adviser believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Funds.

*****

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

15

About Fund Shares

Description of the Share Class

Share Class Features

The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified plans or retirement arrangements (Retirement Plans) and other eligible investors authorized by the Distributor.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentals™

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” may refer to the insurance company that issued your Contract, Retirement Plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

16

Selling and/or Servicing Agent Compensation

The Distributor and the Adviser make payments, from their own resources, to selling and/or servicing agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Adviser may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Adviser, and the products they offer, including the Fund.

Amounts paid by the Distributor and the Adviser and their affiliates are paid out of the Distributor’s and the Adviser’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Adviser and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the Adviser have agreed to make marketing/sales support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described herein. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

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Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV	=	(Value of assets of the share class) — (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, short-term investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Market quotations are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of

18

various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service that employs a systematic methodology to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

Shareholder Information

The Fund and the other Columbia Wanger Funds are available to owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, as described below. Please refer to the Contract prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself. Throughout this prospectus, references to a Fund “shareholder” or to “buying,” “selling,” “holding,” “owning,” or “transferring” Fund shares refer only to the insurance company investing in the Fund through a separate account or to the Retirement Plan itself, and not to a holder of a contract or policy or participant in a Retirement Plan.

The Fund is available to the following types of Retirement Plans:

•	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;

•	an annuity plan described in section 403(a) of the Code;

•	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;

•	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and

•	a plan described in section 501(c)(18) of the Code.

A Retirement Plan must be established before shares of the Fund can be purchased by the Retirement Plan. Neither the Fund nor the Adviser offers prototypes of such Plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Retirement Plan fiduciary rather than Retirement Plan participants. A Retirement Plan may call the Adviser at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.

Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Retirement Plan. When you sell your shares through your Contract or Retirement Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Retirement Plan are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company or Retirement Plan, before the end of a business day will receive that day’s net asset value per

19

share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Retirement Plan. Any charges that apply to your Contract or Retirement Plan, and any charges that apply to separate accounts at participating insurance companies or Retirement Plans that may own shares directly, are described in your Contract prospectus or Retirement Plan disclosure documents.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices Policy below for more information.

Excessive Trading Practices Policy

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or

20

rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

The Fund invests significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy

21

large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

22

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any U.S. federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want your distributions to be paid in cash.

23

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to separate accounts of participating insurance companies, Retirement Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company, Retirement Plan Administrator that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the federal income taxation of your investment.

For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors. Please see the SAI for more detailed tax information.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI. You can request a free annual report containing those financial statements by calling 888.4.WANGER (888.492.6437).

Wanger International

	Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Selected data for a share outstanding throughout each period
Net Asset Value, Beginning of Period	$29.68		$20.69	$44.04	$41.77	$30.63
Income from Investment Operations:
Net investment income(a)	0.35		0.30	0.52	0.37	0.29
Net realized and unrealized gain (loss) on investments and foreign currency	6.93		9.61	(18.37)	5.80	11.04
Total from Investment Operations	7.28		9.91	(17.85)	6.17	11.33
Less Distributions to Shareholders:
From net investment income	(0.80)		(0.93)	(0.34)	(0.39)	(0.19)
From net realized gains	—		—	(5.16)	(3.51)	—
Total Distributions to Shareholders	(0.80)		(0.93)	(5.50)	(3.90)	(0.19)
Increase from regulatory settlements	—		0.01	—	—	—
Net Asset Value, End of Period	$36.16		$29.68	$20.69	$44.04	$41.77
Total Return(b)	24.92	%(c)	49.78%	(45.60)%	16.31%	37.16%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(d)	1.04%		1.05%	1.02%	0.99%	1.01%
Interest expense	—		—	—	—	0.00	%(e)
Net expenses(d)	1.04%		1.05%	1.02%	0.99%	1.01%
Net investment income(d)	1.12%		1.23%	1.67%	0.87%	0.81%
Waiver/Reimbursement	0.03%		—	—	—	—
Portfolio turnover rate	32%		37%	36%	35%	41%
Net assets, end of period (000’s)	$925,761		$1,442,428	$972,860	$1,693,374	$1,480,123

(a)	Net investment income per share was based upon the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions are reinvested.
(c)	Had the investment advisor not waived a portion of expenses, total return would have been reduced.
(d)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.
(e)	Rounds to less than 0.01%.

25

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The chart does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan. If the chart reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Wanger International

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.04%	3.96%	$10,396.00	$106.06
2	10.25%	1.07%	8.05%	$10,804.56	$113.42
3	15.76%	1.07%	12.29%	$11,229.18	$117.88
4	21.55%	1.07%	16.70%	$11,670.49	$122.51
5	27.63%	1.07%	21.29%	$12,129.14	$127.33
6	34.01%	1.07%	26.06%	$12,605.81	$132.33
7	40.71%	1.07%	31.01%	$13,101.22	$137.53
8	47.75%	1.07%	36.16%	$13,616.10	$142.94
9	55.13%	1.07%	41.51%	$14,151.21	$148.56
10	62.89%	1.07%	47.07%	$14,707.36	$154.39
Total Gain After Fees and Expenses				$4,707.36
Total Annual Fees and Expenses Paid					$1,302.95

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

26

Columbia Wanger Family of Funds

Prospectus May 1, 2011

For More Information

The Columbia Wanger Funds are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in qualified plans and retirement arrangements. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your qualified plan and retirement arrangement for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds in the documents described below. Contact the Adviser as follows to obtain these documents free of charge to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Wanger Asset Management, LLC Shareholder Services Group 227 West Monroe, Suite 3000 Chicago, IL 60606

By Telephone:	888.4.WANGER (888.492.6437)

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). The SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1456-99 A (5/11)

Prospectus

May 1, 2011

Columbia Wanger Family of Funds

Managed By Columbia Wanger Asset Management, LLC

Wanger International Select

Ticker symbol

WAFFX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Wanger International Select

 Investment Objective

The Fund seeks long-term capital appreciation.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) and/or qualified plan or retirement arrangement (Retirement Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as a % of offering price	NONE
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.44%
Total annual Fund operating expenses	1.38%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your Contract and/or qualified plan or Retirement Plan, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger International Select	$140	$437	$755	$1,657

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $25 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $25 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $25 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $25 billion.

Columbia Wanger Asset Management, LLC, the Fund’s investment advisor (the Adviser), believes that stocks of companies with market capitalizations under $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

The Fund takes advantage of the Adviser’s research and stock-picking capabilities to invest in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

The Adviser typically seeks companies with:

•	A strong business franchise that offers growth potential.

•	Products and services that give the company a competitive advantage.

•	A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser’s price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

5

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

6

 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract and/or Retirement Plan, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Daily and month-end performance information is available by calling the Adviser at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	25.12%
Worst:	3rd quarter 2008:	-26.24%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index, the Fund’s primary benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) and the Lipper Variable Underlying International Growth Funds Index. The S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of stocks in 22 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund’s performance compares to a widely recognized broad based index of foreign market performance. The Lipper Variable Underlying International Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying International Growth Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

	1 year	5 years	10 years
Returns before taxes	22.09%	8.39%	6.64%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)	20.16%	4.95%	8.22%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	7.75%	2.46%	3.50%
Lipper Variable Underlying International Growth Funds Index (reflects no deductions for taxes)	14.25%	3.98%	2.53%

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Wanger Asset Management, LLC	Christopher J. Olson, CFA
Manager. Service with the Fund since 2001.

Purchase and Sale of Fund Shares

The Fund is an underlying investment vehicle for certain Contracts offered by the separate accounts of participating insurance companies as well as for Retirement Plans and is available to other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold directly by individual owners of Contracts or Retirement Plans. If you are the holder of a Contract and/or a participant in a Retirement Plan, please refer to the prospectus that describes your Contract and/or Retirement Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies and Retirement Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Retirement Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Retirement Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and/or its related companies – including Columbia Wanger Asset Management, LLC, Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – pay intermediaries (including insurance companies) and their affiliated broker-dealers and service providers for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary (including insurance companies) and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other eligible investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various contract owners and the interests of qualified plans may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset. For these purposes, the Fund determines the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

The Fund discloses its portfolio holdings on the Columbia Funds website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed at www.columbiamanagement.com, approximately 30 calendar days after each month-end. The top 15 holdings are usually available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, and the portfolio holdings information available on the website may not always be current.

A more detailed description of the Fund’s policies and procedures governing disclosure of portfolio information is available in the SAI, which is available by calling 888.492.6437.

9

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. The Adviser currently expects that substantially all of the Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that transaction costs will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

Use of Benchmarks

Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Adviser selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund’s holdings will differ from those of its benchmarks. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.

10

Management of the Fund

Board of Trustees

The Fund is governed by its Board of Trustees. More than 75% of the Fund’s Trustees are independent (Independent Trustees), meaning that they have no affiliation with the Adviser or its affiliates apart from their positions as Trustees and the personal investments they may have made as private individuals. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund’s officers to establish the Fund’s policies and oversee its activities. Among the Trustees’ responsibilities are: selecting the investment advisor for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.

Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust’s By-Laws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Any Trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information about the Board of Trustees, please refer to the SAI.

Primary Service Providers

The Adviser, who also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They currently provide key services to the Fund and various other funds, including the RiverSource family of funds and the Columbia family of funds (collectively, the Columbia Funds), and are paid for providing these services. These service relationships are described below.

Ameriprise Financial is a financial planning and financial services company that has offered investment management and insurance products for more than 110 years.

The Adviser

The Adviser is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2011, the Adviser had assets under management of approximately $35.5 billion. The Adviser is a registered investment adviser and wholly owned subsidiary of Ameriprise Financial. In addition to serving as investment adviser to mutual funds, the Adviser acts as an investment manager for other institutional accounts.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. The Adviser may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.94% of average daily net assets of the Fund.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the fiscal period ended June 30, 2010.

11

Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Christopher J. Olson, CFA

Manager. Service with the Fund since 2001.

Portfolio Manager and Analyst of the Adviser; associated with the Adviser or its predecessors as an investment professional since 2001. Vice President of the Trust since 2001. Mr. Olson began his investment career in 1988 and earned a B.A. from Middlebury College, an M.B.A. from the Wharton School, University of Pennsylvania and an M.A. from the School of Arts and Sciences, University of Pennsylvania.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. Columbia Management Investment Advisers, LLC (Columbia Management), a wholly owned subsidiary of Ameriprise Financial, is the Fund’s sub-administrator (Sub-Administrator). The Administrator pays a fee for the services of the Sub-Administrator.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker/dealer and wholly owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and wholly owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) as the Fund’s sub-transfer agent to provide various services. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear, through April 30, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 1.45% of the Fund’s average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser. There was no reimbursement to the Fund for the fiscal year ended December 31, 2010.

12

 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including: insurance, broker/dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.

As described in Management of the Fund – Primary Service Providers, the Adviser, Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.

Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:

•

the Adviser and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and other Columbia Funds and the sale of their shares;

•

there may be competition for limited investment opportunities that must be allocated among the Fund and other clients and customers of the Adviser that may have the same or similar investment objectives as the Fund;

•

management of the Fund may diverge from other Columbia Funds or other clients and customers of the Adviser or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;

•

there may be regulatory or investment restrictions imposed on the investment activities of the Adviser arising from the activities or holdings of other Columbia Funds or other clients or customers of the Adviser or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments that may be made by affiliated entities;

•	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;

•

there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, for example, if an affiliated entity were in possession of non-public information, the Adviser might be prohibited by law from using that information in connection with the management of the Fund; and

•

insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund’s shares.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Commencing in 2003, Columbia Acorn Trust (another mutual fund family advised by the Adviser), the Adviser and the Trustees of Columbia Acorn Trust (together with other affiliated Columbia entities, the “Columbia Defendants”) were the subject of certain court actions described below. In October 2010, the court entered a final judgment and orders of settlement relating to these actions. The orders of settlement do not create any liability for the Columbia Acorn Funds, and all claims against Columbia Acorn Trust and the Columbia Acorn Independent Trustees have been dismissed.

In late 2003, the Adviser and the Columbia Acorn Trustees were named as defendants in class and derivative complaints which contended that the Adviser and the Columbia Acorn Trustees permitted certain investors to market time their trades in certain Columbia Acorn Funds. The complaints were consolidated in a Multi-District Action in the federal district court of Maryland (the MDL Action).

Also in 2003, Columbia Acorn Trust and the Adviser were named as defendants in a state court class action lawsuit alleging that Columbia Acorn Trust and the Adviser exposed shareholders of Columbia Acorn International to trading by market timers by: (a) failing to properly evaluate daily whether a significant event affecting the value of the Fund’s securities had occurred after foreign markets had closed but before the calculation of the Fund’s net asset value (NAV); (b) failing to implement the Fund’s portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the Fair Valuation Lawsuit). Ultimately, the Fair Valuation Lawsuit was consolidated with the MDL Action.

In March 2005, a class action complaint was filed against Columbia Acorn Trust and the Adviser seeking to rescind the CDSC assessed upon redemption of Class B shares of the Columbia Acorn Funds (the CDSC Lawsuit). In addition to the rescission of sales charges, plaintiffs sought recovery of actual damages, attorneys’ fees and costs. The case was transferred to the MDL Action.

In September 2007, the plaintiffs and the Columbia Defendants named in the MDL Action, including the Columbia family of funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL Action described above, including the CDSC Lawsuit and the Fair Valuation Lawsuit.

On April 23, 2010, the parties to the MDL Action filed a motion seeking: (a) preliminary approval of the MDL settlements; (b) the conditional certification of the plaintiff class for purposes of settlement; (c) approval of the form and manner of giving notice to the plaintiff class of the proposed settlements; and (d) approval of the proposed schedule for various deadlines in connection with the final settlement hearing. The motion was presented to and approved by the court on May 7, 2010.

On October 21, 2010, the court held a final hearing regarding the MDL settlements and on October 25, 2010 issued a final judgment and related orders that: (a) approved the settlements as fair, reasonable and adequate, and in the best interests of members of both the plaintiff class and current shareholders of the Columbia funds, including the Columbia Acorn Funds; (b) dismissed with prejudice all complaints against the Columbia Defendants; and (c) approved a plan of distribution for the amounts due to the plaintiff class as established in the settlements. The orders of settlement do not create any liability for the Columbia Acorn Funds.

The Adviser believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Funds.

*****

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

About Fund Shares

Description of the Share Class

Share Class Features

The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified plans or retirement arrangements (Retirement Plans) and other eligible investors authorized by the Distributor.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” may refer to the insurance company that issued your Contract, Retirement Plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

15

Selling and/or Servicing Agent Compensation

The Distributor and the Adviser make payments, from their own resources, to selling and/or servicing agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Adviser may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Adviser, and the products they offer, including the Fund.

Amounts paid by the Distributor and the Adviser and their affiliates are paid out of the Distributor’s and the Adviser’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Adviser and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the Adviser have agreed to make marketing/sales support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described herein. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

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Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, short-term investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Market quotations are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of

17

various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service that employs a systematic methodology to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

Shareholder Information

The Fund and the other Columbia Wanger Funds are available to owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, as described below. Please refer to the Contract prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself. Throughout this prospectus, references to a Fund “shareholder” or to “buying,” “selling,” “holding,” “owning,” or “transferring” Fund shares refer only to the insurance company investing in the Fund through a separate account or to the Retirement Plan itself, and not to a holder of a contract or policy or participant in a Retirement Plan.

The Fund is available to the following types of Retirement Plans:

•	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;

•	an annuity plan described in section 403(a) of the Code;

•	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;

•	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and

•	a plan described in section 501(c)(18) of the Code.

A Retirement Plan must be established before shares of the Fund can be purchased by the Retirement Plan. Neither the Fund nor the Adviser offers prototypes of such Plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Retirement Plan fiduciary rather than Retirement Plan participants. A Retirement Plan may call the Adviser at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.

Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Retirement Plan. When you sell your shares through your Contract or Retirement Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Retirement Plan are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company or Retirement Plan, before the end of a business day will receive that day’s net asset value per

18

share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Retirement Plan. Any charges that apply to your Contract or Retirement Plan, and any charges that apply to separate accounts at participating insurance companies or Retirement Plans that may own shares directly, are described in your Contract prospectus or Retirement Plan disclosure documents.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices Policy below for more information.

Excessive Trading Practices Policy

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or

19

rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

The Fund invests significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy

20

large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

21

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals TM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any U.S. federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want your distributions to be paid in cash.

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Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to separate accounts of participating insurance companies, Retirement Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company, Retirement Plan Administrator that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the federal income taxation of your investment.

For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.

FUNDamentals TM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors. Please see the SAI for more detailed tax information.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI. You can request a free annual report containing those financial statements by calling 888.4.WANGER (888.492.6437).

Wanger International Select

	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Selected data for a share outstanding throughout each period
Net Asset Value, Beginning of Period	$15.42	$12.01		$28.07	$26.62	$19.63
Income from Investment Operations:
Net investment income(a)	0.09	0.10		0.21	0.10	0.11
Net realized and unrealized gain (loss) on investments and foreign currency	3.28	3.71		(10.31)	4.92	6.94
Total from Investment Operations	3.37	3.81		(10.10)	5.02	7.05
Less Distributions to Shareholders:
From net investment income	(0.22)	(0.40)		(0.09)	(0.21)	(0.06)
From net realized gains	—	—		(5.87)	(3.36)	—
Total Distributions to Shareholders	(0.22)	(0.40)		(5.96)	(3.57)	(0.06)
Net Asset Value, End of Period	$18.57	$15.42		$12.01	$28.07	$26.62
Total return(b)	22.09%	32.92	%(c)	(44.35)%	21.78%	36.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	1.38%	1.45%		1.24%	1.18%	1.19%
Net investment income(d)	0.57%	0.75%		1.10%	0.37%	0.47%
Waiver/Reimbursement	—	0.04%		—	—	—
Portfolio turnover rate	37%	62%		68%	69%	61%
Net assets, end of period (000’s)	$31,669	$31,454		$29,604	$73,485	$62,594

(a)	Net investment income per share was based upon the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	Had the investment advisor not waived a portion of expenses, total return would have been reduced.
(d)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The chart does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan. If the chart reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Wanger International Select

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.38%	3.62%	$10,362.00	$140.50
2	10.25%	1.38%	7.37%	$10,737.10	$145.58
3	15.76%	1.38%	11.26%	$11,125.79	$150.85
4	21.55%	1.38%	15.29%	$11,528.54	$156.31
5	27.63%	1.38%	19.46%	$11,945.87	$161.97
6	34.01%	1.38%	23.78%	$12,378.31	$167.84
7	40.71%	1.38%	28.26%	$12,826.41	$173.91
8	47.75%	1.38%	32.91%	$13,290.73	$180.21
9	55.13%	1.38%	37.72%	$13,771.85	$186.73
10	62.89%	1.38%	42.70%	$14,270.39	$193.49
Total Gain After Fees and Expenses				$4,270.39
Total Annual Fees and Expenses Paid					$1,657.39

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

25

Columbia Wanger Family of Funds

Prospectus May 1, 2011

For More Information

The Columbia Wanger Funds are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in qualified plans and retirement arrangements. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your qualified plan and retirement arrangement for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds in the documents described below. Contact the Adviser as follows to obtain these documents free of charge to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Wanger Asset Management, LLC Shareholder Services Group 227 West Monroe, Suite 3000 Chicago, IL 60606

By Telephone:	888.4.WANGER (888.492.6437)

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). The SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1451-99 A (5/11)

Prospectus May 1, 2011, as amended May 1, 2011

Columbia Wanger Family of Funds

Managed By Columbia Wanger Asset Management, LLC

Wanger USA

Ticker symbol
WUSAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Wanger USA

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) and/or qualified plan or retirement arrangement (Retirement Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as a % of offering price	NONE
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.12%
Total annual Fund operating expenses	0.98%
Fee waivers and/or reimbursements(a)	-0.01%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.97%

(a)

Effective April 30, 2010, Columbia Wanger Asset Management, LLC (the Adviser) contractually agreed to reimburse the Fund, through April 30, 2012, to the extent investment advisory fees exceed the annual rate of 0.85% of the Fund’s average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your Contract and/or qualified plan or Retirement Plan, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger USA	$99	$311	$541	$1,200

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Wanger Asset Management, LLC, the Fund’s investment advisor (the Adviser), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

•	A strong business franchise that offers growth potential.

•	Products and services that give the company a competitive advantage.

•	A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser’s price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

5

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract and/or Retirement Plan, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Daily and month-end performance information is available by calling the Adviser at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	22.90%
Worst:	4th quarter 2008:	-27.74%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell 2000 Index, the Fund’s primary benchmark, and the Lipper Variable Underlying Small-Cap Growth Funds Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Lipper Variable Underlying Small-Cap Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying Small-Cap Growth Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

	1 year	5 years	10 years
Returns before taxes	23.35%	3.77%	7.71%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%
Lipper Variable Underlying Small-Cap Growth Funds Index (reflects no deductions for taxes)	28.25%	4.60%	4.34%

6

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Wanger Asset Management, LLC	Robert A. Mohn, CFA Manager. Service with the Fund since 1995.

Purchase and Sale of Fund Shares

The Fund is an underlying investment vehicle for certain Contracts offered by the separate accounts of participating insurance companies as well as for Retirement Plans and is available to other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold directly by individual owners of Contracts or Retirement Plans. If you are the holder of a Contract and/or a participant in a Retirement Plan, please refer to the prospectus that describes your Contract and/or Retirement Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies and Retirement Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Retirement Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Retirement Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and/or its related companies – including Columbia Wanger Asset Management, LLC, Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – pay intermediaries (including insurance companies) and their affiliated broker-dealers and service providers for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary (including insurance companies) and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

7

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other eligible investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various contract owners and the interests of qualified plans may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset. For these purposes, the Fund determines the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

The Fund discloses its portfolio holdings on the Columbia Funds website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed at www.columbiamanagement.com, approximately 30 calendar days after each month-end. The top 15 holdings are usually available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, and the portfolio holdings information available on the website may not always be current.

A more detailed description of the Fund’s policies and procedures governing disclosure of portfolio information is available in the SAI, which is available by calling 888.492.6437.

8

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. The Adviser currently expects that substantially all of the Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that transaction costs will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

Use of Benchmarks

Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Adviser selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund’s holdings will differ from those of its benchmarks. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.

9

Management of the Fund

Board of Trustees

The Fund is governed by its Board of Trustees. More than 75% of the Fund’s Trustees are independent (Independent Trustees), meaning that they have no affiliation with the Adviser or its affiliates apart from their positions as Trustees and the personal investments they may have made as private individuals. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund’s officers to establish the Fund’s policies and oversee its activities. Among the Trustees’ responsibilities are: selecting the investment advisor for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.

Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust’s By-Laws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Any Trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information about the Board of Trustees, please refer to the SAI.

Primary Service Providers

The Adviser, who also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They currently provide key services to the Fund and various other funds, including the RiverSource family of funds and the Columbia family of funds (collectively, the Columbia Funds), and are paid for providing these services. These service relationships are described below.

Ameriprise Financial is a financial planning and financial services company that has offered investment management and insurance products for more than 110 years.

The Adviser

The Adviser is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2011, the Adviser had assets under management of approximately $35.5 billion. The Adviser is a registered investment adviser and wholly owned subsidiary of Ameriprise Financial. In addition to serving as investment adviser to mutual funds, the Adviser acts as an investment manager for other institutional accounts.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. The Adviser may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.85% of average daily net assets of the Fund.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the fiscal period ended June 30, 2010.

10

Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Robert A. Mohn, CFA

Manager. Service with the Fund since 1995.

Portfolio Manager and Director of Domestic Research of the Adviser; associated with the Adviser or its predecessors as an investment professional since 1992. Vice President of the Trust since 1997. Mr. Mohn began his investment career in 1983 and earned a B.S. from Stanford University and an M.B.A. from the University of Chicago.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. Columbia Management Investment Advisers, LLC (Columbia Management), a wholly owned subsidiary of Ameriprise Financial, is the Fund’s sub-administrator (Sub-Administrator). The Administrator pays a fee for the services of the Sub-Administrator.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker/dealer and wholly owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and wholly owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) as the Fund’s sub-transfer agent to provide various services. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

Effective April 30, 2010, the Adviser contractually agreed to reimburse the Fund, through April 30, 2012, to the extent investment advisory fees exceed the annual rate of 0.85% of the Fund’s average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

11

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including: insurance, broker/dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.

As described in Management of the Fund – Primary Service Providers, the Adviser, Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.

Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:

•

the Adviser and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and other Columbia Funds and the sale of their shares;

•

there may be competition for limited investment opportunities that must be allocated among the Fund and other clients and customers of the Adviser that may have the same or similar investment objectives as the Fund;

•

management of the Fund may diverge from other Columbia Funds or other clients and customers of the Adviser or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;

•

there may be regulatory or investment restrictions imposed on the investment activities of the Adviser arising from the activities or holdings of other Columbia Funds or other clients or customers of the Adviser or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments that may be made by affiliated entities;

•	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;

•

there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, for example, if an affiliated entity were in possession of non-public information, the Adviser might be prohibited by law from using that information in connection with the management of the Fund; and

•

insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund’s shares.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Certain Legal Matters

Commencing in 2003, Columbia Acorn Trust (another mutual fund family advised by the Adviser), the Adviser and the Trustees of Columbia Acorn Trust (together with other affiliated Columbia entities, the “Columbia Defendants”) were the subject of certain court actions described below. In October 2010, the court entered a final judgment and orders of settlement relating to these actions. The orders of settlement do not create any liability for the Columbia Acorn Funds, and all claims against Columbia Acorn Trust and the Columbia Acorn Independent Trustees have been dismissed.

In late 2003, the Adviser and the Columbia Acorn Trustees were named as defendants in class and derivative complaints which contended that the Adviser and the Columbia Acorn Trustees permitted certain investors to market time their trades in certain Columbia Acorn Funds. The complaints were consolidated in a Multi-District Action in the federal district court of Maryland (the MDL Action).

Also in 2003, Columbia Acorn Trust and the Adviser were named as defendants in a state court class action lawsuit alleging that Columbia Acorn Trust and the Adviser exposed shareholders of Columbia Acorn International to trading by market timers by: (a) failing to properly evaluate daily whether a significant event affecting the value of the Fund’s securities had occurred after foreign markets had closed but before the calculation of the Fund’s net asset value (NAV); (b) failing to implement the Fund’s portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the Fair Valuation Lawsuit). Ultimately, the Fair Valuation Lawsuit was consolidated with the MDL Action.

In March 2005, a class action complaint was filed against Columbia Acorn Trust and the Adviser seeking to rescind the CDSC assessed upon redemption of Class B shares of the Columbia Acorn Funds (the CDSC Lawsuit). In addition to the rescission of sales charges, plaintiffs sought recovery of actual damages, attorneys’ fees and costs. The case was transferred to the MDL Action.

In September 2007, the plaintiffs and the Columbia Defendants named in the MDL Action, including the Columbia family of funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL Action described above, including the CDSC Lawsuit and the Fair Valuation Lawsuit.

On April 23, 2010, the parties to the MDL Action filed a motion seeking: (a) preliminary approval of the MDL settlements; (b) the conditional certification of the plaintiff class for purposes of settlement; (c) approval of the form and manner of giving notice to the plaintiff class of the proposed settlements; and (d) approval of the proposed schedule for various deadlines in connection with the final settlement hearing. The motion was presented to and approved by the court on May 7, 2010.

On October 21, 2010, the court held a final hearing regarding the MDL settlements and on October 25, 2010 issued a final judgment and related orders that: (a) approved the settlements as fair, reasonable and adequate, and in the best interests of members of both the plaintiff class and current shareholders of the Columbia funds, including the Columbia Acorn Funds; (b) dismissed with prejudice all complaints against the Columbia Defendants; and (c) approved a plan of distribution for the amounts due to the plaintiff class as established in the settlements. The orders of settlement do not create any liability for the Columbia Acorn Funds.

The Adviser believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Funds.

*****

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

13

About Fund Shares

Description of the Share Class

Share Class Features

The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified plans or retirement arrangements (Retirement Plans) and other eligible investors authorized by the Distributor.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” may refer to the insurance company that issued your Contract, Retirement Plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

14

Selling and/or Servicing Agent Compensation

The Distributor and the Adviser make payments, from their own resources, to selling and/or servicing agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Adviser may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Adviser, and the products they offer, including the Fund.

Amounts paid by the Distributor and the Adviser and their affiliates are paid out of the Distributor’s and the Adviser’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Adviser and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the Adviser have agreed to make marketing/sales support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described herein. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

15

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) — (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. Certain equity securities, debt securities and other assets are valued differently. For instance, short-term investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Market quotations are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use

16

fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

Shareholder Information

The Fund and the other Columbia Wanger Funds are available to owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, as described below. Please refer to the Contract prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself. Throughout this prospectus, references to a Fund “shareholder” or to “buying,” “selling,” “holding,” “owning,” or “transferring” Fund shares refer only to the insurance company investing in the Fund through a separate account or to the Retirement Plan itself, and not to a holder of a contract or policy or participant in a Retirement Plan.

The Fund is available to the following types of Retirement Plans:

•	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;

•	an annuity plan described in section 403(a) of the Code;

•	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;

•	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and

•	a plan described in section 501(c)(18) of the Code.

A Retirement Plan must be established before shares of the Fund can be purchased by the Retirement Plan. Neither the Fund nor the Adviser offers prototypes of such Plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Retirement Plan fiduciary rather than Retirement Plan participants. A Retirement Plan may call the Adviser at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.

Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Retirement Plan. When you sell your shares through your Contract or Retirement Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

17

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Retirement Plan are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company or Retirement Plan, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Retirement Plan. Any charges that apply to your Contract or Retirement Plan, and any charges that apply to separate accounts at participating insurance companies or Retirement Plans that may own shares directly, are described in your Contract prospectus or Retirement Plan disclosure documents.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices Policy below for more information.

Excessive Trading Practices Policy

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund.

For these purposes, a “"round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive

18

trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

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The Fund invests significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any U.S. federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want your distributions to be paid in cash.

21

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to separate accounts of participating insurance companies, Retirement Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company, Retirement Plan Administrator that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the federal income taxation of your investment.

For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors. Please see the SAI for more detailed tax information.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

22

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI. You can request a free annual report containing those financial statements by calling 888.4.WANGER (888.492.6437).

Wanger USA

	Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007		Year Ended December 31, 2006
Selected data for a share outstanding throughout each period
Net Asset Value, Beginning of Period	$27.45		$19.30	$36.26	$36.36		$34.90
Income from Investment Operations:
Net investment income (loss)(a)	(0.10)		(0.06)	(0.07)	(0.05	)(b)	(0.02)
Net realized and unrealized gain (loss) on investments	6.51		8.21	(13.16)	1.91		2.71
Total from Investment Operations	6.41		8.15	(13.23)	1.86		2.69
Less Distributions to Shareholders:
From net investment income	—		—	—	—		(0.08)
From net realized gains	—		—	(3.73)	(1.96)		(1.15)
Total Distributions to Shareholders	—		—	(3.73)	(1.96)		(1.23)
Net Asset Value, End of Period	$33.86		$27.45	$19.30	$36.26		$36.36
Total return(c)	23.35	%(d)	42.23%	(39.68)%	5.39%		7.87%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(e)	0.97%		0.98%	0.96%	0.95%		0.95%
Interest expense	0.00	%(f)	—	—	—		0.00	%(f)
Interest expense waiver	0.00	%(f)	—	—	—		—
Net expense(e)	0.97%		0.98%	0.96%	0.95%		0.95%
Net investment income (loss)(e)	(0.35)%		(0.29)%	(0.26)%	(0.15)%		(0.07)%
Waiver/Reimbursement	0.01%		—	—	—		—
Portfolio turnover rate	27%		30%	22%	27%		19%
Net assets, end of period (000’s)	$911,424		$1,277,154	$952,249	$1,688,040		$1,608,340

(a)	Net investment loss per share was based upon the average shares outstanding during the period.
(b)	Net investment loss per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.
(c)	Total return at net asset value assuming all distributions are reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.
(e)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.
(f)	Rounds to less than 0.01%.

23

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The chart does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan. If the chart reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Wanger USA

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year - End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.97%	4.03%	$10,403.00	$98.95
2	10.25%	0.98%	8.21%	$10,821.20	$104.00
3	15.76%	0.98%	12.56%	$11,256.21	$108.18
4	21.55%	0.98%	17.09%	$11,708.71	$112.53
5	27.63%	0.98%	21.79%	$12,179.40	$117.05
6	34.01%	0.98%	26.69%	$12,669.01	$121.76
7	40.71%	0.98%	31.78%	$13,178.31	$126.65
8	47.75%	0.98%	37.08%	$13,708.08	$131.74
9	55.13%	0.98%	42.59%	$14,259.14	$137.04
10	62.89%	0.98%	48.32%	$14,832.36	$142.55
Total Gain After Fees and Expenses				$4,832.36
Total Annual Fees and Expenses Paid					$1,200.45

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

24

Columbia Wanger Family of Funds

Prospectus May 1, 2011

For More Information

The Columbia Wanger Funds are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in qualified plans and retirement arrangements. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your qualified plan and retirement arrangement for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds in the documents described below. Contact the Adviser as follows to obtain these documents free of charge to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Wanger Asset Management, LLC Shareholder Services Group 227 West Monroe, Suite 3000 Chicago, IL 60606

By Telephone:	888.4.WANGER (888.492.6437)

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). The SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1468-99 A (5/11)

Prospectus

May 1, 2011, as amended May 1, 2011

Columbia Wanger Family of Funds

Managed By Columbia Wanger Asset Management, LLC

Wanger Select

Ticker symbol
WATWX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Wanger Select

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) and/or qualified plan or retirement arrangement (Retirement Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as a % of offering price	NONE
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.13%
Total annual Fund operating expenses	0.93%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your Contract and/or qualified plan or Retirement Plan, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger Select	$95	$296	$515	$1,143

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $20 billion.

Columbia Wanger Asset Management, LLC, the Fund’s investment advisor (the Adviser), believes that stocks of companies with market capitalizations under $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Fund takes advantage of the Adviser’s research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser typically seeks companies with:

•	A strong business franchise that offers growth potential.

•	Products and services that give the company a competitive advantage.

•	A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser’s price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

5

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract and/or Retirement Plan, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Daily and month-end performance information is available by calling the Adviser at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	27.72%
Worst:	4th quarter 2008:	-29.52%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P MidCap 400® Index, the Fund’s primary benchmark, the S&P 500® Index and the Lipper Variable Underlying Mid-Cap Growth Funds Index. The S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in companies with market capitalizations under $20 billion at the time of investment, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index. The Lipper Variable Underlying Mid-Cap Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying Mid-Cap Growth Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

	1 year	5 years	10 years
Returns before taxes	26.57%	7.01%	9.31%
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)	26.64%	5.73%	7.16%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Lipper Variable Underlying Mid-Cap Growth Funds Index (reflects no deductions for taxes)	27.62%	5.70%	2.00%

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Wanger Asset Management, LLC	Ben Andrews Lead manager. Service with the Fund since 2004.

Robert A. Chalupnik, CFA Co-manager. Service with the Fund since May 2011.

Purchase and Sale of Fund Shares

The Fund is an underlying investment vehicle for certain Contracts offered by the separate accounts of participating insurance companies as well as for Retirement Plans and is available to other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold directly by individual owners of Contracts or Retirement Plans. If you are the holder of a Contract and/or a participant in a Retirement Plan, please refer to the prospectus that describes your Contract and/or Retirement Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies and Retirement Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Retirement Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Retirement Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and/or its related companies – including Columbia Wanger Asset Management, LLC, Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) - pay intermediaries (including insurance companies) and their affiliated broker-dealers and service providers for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary (including insurance companies) and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other eligible investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various contract owners and the interests of qualified plans may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset. For these purposes, the Fund determines the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

The Fund discloses its portfolio holdings on the Columbia Funds website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed at www.columbiamanagement.com, approximately 30 calendar days after each month-end. The top 15 holdings are usually available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, and the portfolio holdings information available on the website may not always be current.

A more detailed description of the Fund’s policies and procedures governing disclosure of portfolio information is available in the SAI, which is available by calling 888.492.6437.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. The Adviser currently expects that substantially all of the Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that transaction costs will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund - Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

Use of Benchmarks

Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Adviser selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund’s holdings will differ from those of its benchmarks. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.

10

Management of the Fund

Board of Trustees

The Fund is governed by its Board of Trustees. More than 75% of the Fund’s Trustees are independent (Independent Trustees), meaning that they have no affiliation with the Adviser or its affiliates apart from their positions as Trustees and the personal investments they may have made as private individuals. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund’s officers to establish the Fund’s policies and oversee its activities. Among the Trustees’ responsibilities are: selecting the investment advisor for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.

Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust’s By-Laws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Any Trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information about the Board of Trustees, please refer to the SAI.

Primary Service Providers

The Adviser, who also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They currently provide key services to the Fund and various other funds, including the RiverSource family of funds and the Columbia family of funds (collectively, the Columbia Funds), and are paid for providing these services. These service relationships are described below.

Ameriprise Financial is a financial planning and financial services company that has offered investment management and insurance products for more than 110 years.

The Adviser

The Adviser is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2011, the Adviser had assets under management of approximately $35.5 billion. The Adviser is a registered investment adviser and wholly owned subsidiary of Ameriprise Financial. In addition to serving as investment adviser to mutual funds, the Adviser acts as an investment manager for other institutional accounts.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. The Adviser may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.80% of average daily net assets of the Fund.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the fiscal period ended June 30, 2010.

11

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Ben Andrews

Lead manager. Service with the Fund since 2004.

Portfolio Manager and Analyst of the Adviser; associated with the Adviser or its predecessors as an investment professional since 1998. Vice President of the Trust since 2004. Mr. Andrews began his investment career in 1993 and earned a B.S.E.E. from the University of Florida and an M.B.A. from Loyola University of Chicago.

Robert A. Chalupnik, CFA

Co-manager. Service with the Fund since May 2011.

Portfolio Manager and Analyst of the Adviser; associated with the Adviser or its predecessors as an investment professional since 1998. Vice President of the Trust since May 2011. Mr. Chalupnik began his investment career in 1994 and earned a B.S. and an M.B.A. from the University of Illinois.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. Columbia Management Investment Advisers, LLC (Columbia Management), a wholly owned subsidiary of Ameriprise Financial, is the Fund’s sub-administrator (Sub-Administrator). The Administrator pays a fee for the services of the Sub-Administrator.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

12

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker/dealer and wholly owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and wholly owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) as the Fund’s sub-transfer agent to provide various services. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear, through April 30, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 1.35% of the Fund’s average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser. There was no reimbursement to the Fund for the fiscal year ended December 31, 2010.

13

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including: insurance, broker/dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.

As described in Management of the Fund - Primary Service Providers, the Adviser, Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.

Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:

•

the Adviser and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and other Columbia Funds and the sale of their shares;

•

there may be competition for limited investment opportunities that must be allocated among the Fund and other clients and customers of the Adviser that may have the same or similar investment objectives as the Fund;

•

management of the Fund may diverge from other Columbia Funds or other clients and customers of the Adviser or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;

•

there may be regulatory or investment restrictions imposed on the investment activities of the Adviser arising from the activities or holdings of other Columbia Funds or other clients or customers of the Adviser or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments that may be made by affiliated entities;

•	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;

•

there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, for example, if an affiliated entity were in possession of non-public information, the Adviser might be prohibited by law from using that information in connection with the management of the Fund; and

•

insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund’s shares.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Certain Legal Matters

Commencing in 2003, Columbia Acorn Trust (another mutual fund family advised by the Adviser), the Adviser and the Trustees of Columbia Acorn Trust (together with other affiliated Columbia entities, the “Columbia Defendants”) were the subject of certain court actions described below. In October 2010, the court entered a final judgment and orders of settlement relating to these actions. The orders of settlement do not create any liability for the Columbia Acorn Funds, and all claims against Columbia Acorn Trust and the Columbia Acorn Independent Trustees have been dismissed.

In late 2003, the Adviser and the Columbia Acorn Trustees were named as defendants in class and derivative complaints which contended that the Adviser and the Columbia Acorn Trustees permitted certain investors to market time their trades in certain Columbia Acorn Funds. The complaints were consolidated in a Multi-District Action in the federal district court of Maryland (the MDL Action).

Also in 2003, Columbia Acorn Trust and the Adviser were named as defendants in a state court class action lawsuit alleging that Columbia Acorn Trust and the Adviser exposed shareholders of Columbia Acorn International to trading by market timers by: (a) failing to properly evaluate daily whether a significant event affecting the value of the Fund’s securities had occurred after foreign markets had closed but before the calculation of the Fund’s net asset value (NAV); (b) failing to implement the Fund’s portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the Fair Valuation Lawsuit). Ultimately, the Fair Valuation Lawsuit was consolidated with the MDL Action.

In March 2005, a class action complaint was filed against Columbia Acorn Trust and the Adviser seeking to rescind the CDSC assessed upon redemption of Class B shares of the Columbia Acorn Funds (the CDSC Lawsuit). In addition to the rescission of sales charges, plaintiffs sought recovery of actual damages, attorneys’ fees and costs. The case was transferred to the MDL Action.

In September 2007, the plaintiffs and the Columbia Defendants named in the MDL Action, including the Columbia family of funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL Action described above, including the CDSC Lawsuit and the Fair Valuation Lawsuit.

On April 23, 2010, the parties to the MDL Action filed a motion seeking: (a) preliminary approval of the MDL settlements; (b) the conditional certification of the plaintiff class for purposes of settlement; (c) approval of the form and manner of giving notice to the plaintiff class of the proposed settlements; and (d) approval of the proposed schedule for various deadlines in connection with the final settlement hearing. The motion was presented to and approved by the court on May 7, 2010.

On October 21, 2010, the court held a final hearing regarding the MDL settlements and on October 25, 2010 issued a final judgment and related orders that: (a) approved the settlements as fair, reasonable and adequate, and in the best interests of members of both the plaintiff class and current shareholders of the Columbia funds, including the Columbia Acorn Funds; (b) dismissed with prejudice all complaints against the Columbia Defendants; and (c) approved a plan of distribution for the amounts due to the plaintiff class as established in the settlements. The orders of settlement do not create any liability for the Columbia Acorn Funds.

The Adviser believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Funds.

*****

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

15

About Fund Shares

Description of the Share Class

Share Class Features

The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified plans or retirement arrangements (Retirement Plans) and other eligible investors authorized by the Distributor.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” may refer to the insurance company that issued your Contract, Retirement Plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

16

Selling and/or Servicing Agent Compensation

The Distributor and the Adviser make payments, from their own resources, to selling and/or servicing agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Adviser may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Adviser, and the products they offer, including the Fund.

Amounts paid by the Distributor and the Adviser and their affiliates are paid out of the Distributor’s and the Adviser’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Adviser and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the Adviser have agreed to make marketing/sales support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described herein. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

17

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) — (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. Certain equity securities, debt securities and other assets are valued differently. For instance, short-term investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Market quotations are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use

18

fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

Shareholder Information

The Fund and the other Columbia Wanger Funds are available to owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, as described below. Please refer to the Contract prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself. Throughout this prospectus, references to a Fund “shareholder” or to “buying,” “selling,” “holding,” “owning,” or “transferring“ Fund shares refer only to the insurance company investing in the Fund through a separate account or to the Retirement Plan itself, and not to a holder of a contract or policy or participant in a Retirement Plan.

The Fund is available to the following types of Retirement Plans:

•	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;

•	an annuity plan described in section 403(a) of the Code;

•	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;

•	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and

•	a plan described in section 501(c)(18) of the Code.

A Retirement Plan must be established before shares of the Fund can be purchased by the Retirement Plan. Neither the Fund nor the Adviser offers prototypes of such Plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Retirement Plan fiduciary rather than Retirement Plan participants. A Retirement Plan may call the Adviser at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.

Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Retirement Plan. When you sell your shares through your Contract or Retirement Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

19

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Retirement Plan are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company or Retirement Plan, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Retirement Plan. Any charges that apply to your Contract or Retirement Plan, and any charges that apply to separate accounts at participating insurance companies or Retirement Plans that may own shares directly, are described in your Contract prospectus or Retirement Plan disclosure documents.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices Policy below for more information.

Excessive Trading Practices Policy

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive

20

trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

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The Fund invests significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any U.S. federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want your distributions to be paid in cash.

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Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to separate accounts of participating insurance companies, Retirement Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company, Retirement Plan Administrator that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the federal income taxation of your investment.

For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors. Please see the SAI for more detailed tax information.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI. You can request a free annual report containing those financial statements by calling 888.4.WANGER (888.492.6437).

Wanger Select

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Selected data for a share outstanding throughout each period
Net Asset Value, Beginning of Period	$23.05	$13.87	$28.08	$26.15	$22.66
Income from Investment Operations:
Net investment loss (a)	(0.09)	(0.08)	(0.10)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	6.17	9.26	(13.38)	2.47	4.38
Total from Investment Operations	6.08	9.18	(13.48)	2.43	4.33
Less Distributions to Shareholders:
From net investment income	(0.14)	—	—	—	(0.09)
From net realized gains	—	—	(0.73)	(0.50)	(0.75)
Total Distributions to Shareholders	(0.14)	—	(0.73)	(0.50)	(0.84)
Net Asset Value, End of Period	$28.99	$23.05	$13.87	$28.08	$26.15
Total Return (b)	26.57%	66.19%	(49.06)%	9.39%	19.70%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (c)	0.93%	0.95%	0.91%	0.90%	0.94%
Net investment loss (c)	(0.38)%	(0.44)%	(0.45)%	(0.15)%	(0.20)%
Portfolio turnover rate	30%	35%	36%	15%	21%
Net assets, end of period (000’s)	$345,960	$270,368	$156,588	$316,380	$175,346

(a)	Net investment loss per share was based upon the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The chart does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan. If the chart reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Wanger Select

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.93%	4.07%	$10,407.00	$94.89
2	10.25%	0.93%	8.31%	$10,830.56	$98.75
3	15.76%	0.93%	12.71%	$11,271.37	$102.77
4	21.55%	0.93%	17.30%	$11,730.11	$106.96
5	27.63%	0.93%	22.08%	$12,207.53	$111.31
6	34.01%	0.93%	27.04%	$12,704.38	$115.84
7	40.71%	0.93%	32.21%	$13,221.44	$120.56
8	47.75%	0.93%	37.60%	$13,759.56	$125.46
9	55.13%	0.93%	43.20%	$14,319.57	$130.57
10	62.89%	0.93%	49.02%	$14,902.38	$135.88
Total Gain After Fees and Expenses				$4,902.38
Total Annual Fees and Expenses Paid					$1,142.99

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Wanger Family of Funds

Prospectus May 1, 2011

For More Information

The Columbia Wanger Funds are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in qualified plans and retirement arrangements. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your qualified plan and retirement arrangement for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds in the documents described below. Contact the Adviser as follows to obtain these documents free of charge to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Wanger Asset Management, LLC Shareholder Services Group 227 West Monroe, Suite 3000 Chicago, IL 60606

By Telephone:	888.4.WANGER (888.492.6437)

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). The SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1463-99 A (5/11)

Prospectus

May 1, 2011, as amended May 1, 2011

Columbia Wanger Family of Funds

Managed By Columbia Wanger Asset Management, LLC

Wanger International

Ticker symbol

WSCAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

Wanger International

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) and/or qualified plan or retirement arrangement (Retirement Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as a % of offering price	NONE
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.21%
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements(a)	-0.03%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%

(a)

Effective April 30, 2010, Columbia Wanger Asset Management, LLC (the Adviser) contractually agreed to reimburse the Fund, through April 30, 2012, to the extent investment advisory fees exceed the annual rate of 0.83% of the Fund’s average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your Contract and/or qualified plan or Retirement Plan, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger International	$106	$337	$587	$1,303

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Wanger Asset Management, LLC, the Fund’s investment advisor (the Adviser), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

•	A strong business franchise that offers growth potential.

•	Products and services that give the company a competitive advantage.

•	A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser’s price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract and/or Retirement Plan, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Daily and month-end performance information is available by calling the Adviser at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	32.13%
Worst:	3rd quarter 2002:	-23.49%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index, the Fund’s primary benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) and the Lipper Variable Underlying International Core Funds Index. The S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of stocks in 22 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund’s performance compares to a widely recognized broad based index of foreign market performance. The Lipper Variable Underlying International Core Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying International Core Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

	1 year	5 years	10 years
Returns before taxes	24.92%	10.18%	10.01%
S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)	24.36%	8.19%	11.75%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	7.75%	2.46%	3.50%
Lipper Variable Underlying International Core Funds Index (reflects no deductions for taxes)	11.09%	2.49%	2.50%

Investment Adviser and Portfolio Manager(s)

Investment Adviser

Columbia Wanger Asset Management, LLC

Portfolio Managers

Louis J. Mendes, CFA Co-manager.

Service with the Fund since 2005.

Christopher J. Olson, CFA Co-manager.

Service with the Fund since 2001.

Purchase and Sale of Fund Shares

The Fund is an underlying investment vehicle for certain Contracts offered by the separate accounts of participating insurance companies as well as for Retirement Plans and is available to other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold directly by individual owners of Contracts or Retirement Plans. If you are the holder of a Contract and/or a participant in a Retirement Plan, please refer to the prospectus that describes your Contract and/or Retirement Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies and Retirement Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Retirement Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Retirement Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and/or its related companies – including Columbia Wanger Asset Management, LLC, Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – pay intermediaries (including insurance companies) and their affiliated broker-dealers and service providers for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary (including insurance companies) and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other eligible investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various contract owners and the interests of qualified plans may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset. For these purposes, the Fund determines the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

The Fund discloses its portfolio holdings on the Columbia Funds website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed at www.columbiamanagement.com, approximately 30 calendar days after each month-end. The top 15 holdings are usually available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, and the portfolio holdings information available on the website may not always be current.

A more detailed description of the Fund’s policies and procedures governing disclosure of portfolio information is available in the SAI, which is available by calling 888.492.6437.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. The Adviser currently expects that substantially all of the Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that transaction costs will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

Use of Benchmarks

Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Adviser selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund’s holdings will differ from those of its benchmarks. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.

Management of the Fund

Board of Trustees

The Fund is governed by its Board of Trustees. More than 75% of the Fund’s Trustees are independent (Independent Trustees), meaning that they have no affiliation with the Adviser or its affiliates apart from their positions as Trustees and the personal investments they may have made as private individuals. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund’s officers to establish the Fund’s policies and oversee its activities. Among the Trustees’ responsibilities are: selecting the investment advisor for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.

Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust’s By-Laws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Any Trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information about the Board of Trustees, please refer to the SAI.

Primary Service Providers

The Adviser, who also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They currently provide key services to the Fund and various other funds, including the RiverSource family of funds and the Columbia family of funds (collectively, the Columbia Funds), and are paid for providing these services. These service relationships are described below.

Ameriprise Financial is a financial planning and financial services company that has offered investment management and insurance products for more than 110 years.

The Adviser

The Adviser is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2011, the Adviser had assets under management of approximately $35.5 billion. The Adviser is a registered investment adviser and wholly owned subsidiary of Ameriprise Financial. In addition to serving as investment adviser to mutual funds, the Adviser acts as an investment manager for other institutional accounts.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. The Adviser may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.83% of average daily net assets of the Fund.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the fiscal period ended June 30, 2010.

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Louis J. Mendes, CFA

Co-manager. Service with the Fund since 2005.

Portfolio Manager and Analyst of the Adviser; associated with the Adviser or its predecessors as an investment professional since 2001. Vice President of the Trust since 2005. Mr. Mendes began his investment career in 1986 and earned a B.A. from Columbia University and an M.I.M. from the American Graduate School of International Management.

Christopher J. Olson, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager and Analyst of the Adviser; associated with the Adviser or its predecessors as an investment professional since 2001. Vice President of the Trust since 2001. Mr. Olson began his investment career in 1988 and earned a B.A. from Middlebury College, an M.B.A. from the Wharton School, University of Pennsylvania and an M.A. from the School of Arts and Sciences, University of Pennsylvania.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. Columbia Management Investment Advisers, LLC (Columbia Management), a wholly owned subsidiary of Ameriprise Financial, is the Fund’s sub-administrator (Sub-Administrator). The Administrator pays a fee for the services of the Sub-Administrator.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker/dealer and wholly owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and wholly owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) as the Fund’s sub-transfer agent to provide various services. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

Effective April 30, 2010, the Adviser contractually agreed to reimburse the Fund, through April 30, 2012, to the extent investment advisory fees exceed the annual rate of 0.83% of the Fund’s average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including: insurance, broker/dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.

As described in Management of the Fund - Primary Service Providers, the Adviser, Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.

Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:

•

the Adviser and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and other Columbia Funds and the sale of their shares;

•

there may be competition for limited investment opportunities that must be allocated among the Fund and other clients and customers of the Adviser that may have the same or similar investment objectives as the Fund;

•

management of the Fund may diverge from other Columbia Funds or other clients and customers of the Adviser or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;

•

there may be regulatory or investment restrictions imposed on the investment activities of the Adviser arising from the activities or holdings of other Columbia Funds or other clients or customers of the Adviser or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments that may be made by affiliated entities;

•	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;

•

there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, for example, if an affiliated entity were in possession of non-public information, the Adviser might be prohibited by law from using that information in connection with the management of the Fund; and

•

insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund’s shares.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Commencing in 2003, Columbia Acorn Trust (another mutual fund family advised by the Adviser), the Adviser and the Trustees of Columbia Acorn Trust (together with other affiliated Columbia entities, the “Columbia Defendants”) were the subject of certain court actions described below. In October 2010, the court entered a final judgment and orders of settlement relating to these actions. The orders of settlement do not create any liability for the Columbia Acorn Funds, and all claims against Columbia Acorn Trust and the Columbia Acorn Independent Trustees have been dismissed.

In late 2003, the Adviser and the Columbia Acorn Trustees were named as defendants in class and derivative complaints which contended that the Adviser and the Columbia Acorn Trustees permitted certain investors to market time their trades in certain Columbia Acorn Funds. The complaints were consolidated in a Multi-District Action in the federal district court of Maryland (the MDL Action).

Also in 2003, Columbia Acorn Trust and the Adviser were named as defendants in a state court class action lawsuit alleging that Columbia Acorn Trust and the Adviser exposed shareholders of Columbia Acorn International to trading by market timers by: (a) failing to properly evaluate daily whether a significant event affecting the value of the Fund’s securities had occurred after foreign markets had closed but before the calculation of the Fund’s net asset value (NAV); (b) failing to implement the Fund’s portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the Fair Valuation Lawsuit). Ultimately, the Fair Valuation Lawsuit was consolidated with the MDL Action.

In March 2005, a class action complaint was filed against Columbia Acorn Trust and the Adviser seeking to rescind the CDSC assessed upon redemption of Class B shares of the Columbia Acorn Funds (the CDSC Lawsuit). In addition to the rescission of sales charges, plaintiffs sought recovery of actual damages, attorneys’ fees and costs. The case was transferred to the MDL Action.

In September 2007, the plaintiffs and the Columbia Defendants named in the MDL Action, including the Columbia family of funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL Action described above, including the CDSC Lawsuit and the Fair Valuation Lawsuit.

On April 23, 2010, the parties to the MDL Action filed a motion seeking: (a) preliminary approval of the MDL settlements; (b) the conditional certification of the plaintiff class for purposes of settlement; (c) approval of the form and manner of giving notice to the plaintiff class of the proposed settlements; and (d) approval of the proposed schedule for various deadlines in connection with the final settlement hearing. The motion was presented to and approved by the court on May 7, 2010.

On October 21, 2010, the court held a final hearing regarding the MDL settlements and on October 25, 2010 issued a final judgment and related orders that: (a) approved the settlements as fair, reasonable and adequate, and in the best interests of members of both the plaintiff class and current shareholders of the Columbia funds, including the Columbia Acorn Funds; (b) dismissed with prejudice all complaints against the Columbia Defendants; and (c) approved a plan of distribution for the amounts due to the plaintiff class as established in the settlements. The orders of settlement do not create any liability for the Columbia Acorn Funds.

The Adviser believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Funds.

*****

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

About Fund Shares

Description of the Share Class

Share Class Features

The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified plans or retirement arrangements (Retirement Plans) and other eligible investors authorized by the Distributor.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” may refer to the insurance company that issued your Contract, Retirement Plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Selling and/or Servicing Agent Compensation

The Distributor and the Adviser make payments, from their own resources, to selling and/or servicing agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Adviser may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Adviser, and the products they offer, including the Fund.

Amounts paid by the Distributor and the Adviser and their affiliates are paid out of the Distributor’s and the Adviser’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Adviser and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the Adviser have agreed to make marketing/sales support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described herein. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

(Value of assets of the share class)
NAV =	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. Certain equity securities, debt securities and other assets are valued differently. For instance, short-term investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Market quotations are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

Shareholder Information

The Fund and the other Columbia Wanger Funds are available to owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, as described below. Please refer to the Contract prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself. Throughout this prospectus, references to a Fund “shareholder” or to “buying,” “selling,” “holding,” “owning,” or “transferring” Fund shares refer only to the insurance company investing in the Fund through a separate account or to the Retirement Plan itself, and not to a holder of a contract or policy or participant in a Retirement Plan.

The Fund is available to the following types of Retirement Plans:

•	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;

•	an annuity plan described in section 403(a) of the Code;

•	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;

•	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and

•	a plan described in section 501(c)(18) of the Code.

A Retirement Plan must be established before shares of the Fund can be purchased by the Retirement Plan. Neither the Fund nor the Adviser offers prototypes of such Plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Retirement Plan fiduciary rather than Retirement Plan participants. A Retirement Plan may call the Adviser at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.

Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Retirement Plan. When you sell your shares through your Contract or Retirement Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Retirement Plan are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company or Retirement Plan, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Retirement Plan. Any charges that apply to your Contract or Retirement Plan, and any charges that apply to separate accounts at participating insurance companies or Retirement Plans that may own shares directly, are described in your Contract prospectus or Retirement Plan disclosure documents.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices Policy below for more information.

Excessive Trading Practices Policy

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

The Fund invests significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any U.S. federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want your distributions to be paid in cash.

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to separate accounts of participating insurance companies, Retirement Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company, Retirement Plan Administrator that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the federal income taxation of your investment.

For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors. Please see the SAI for more detailed tax information.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI. You can request a free annual report containing those financial statements by calling 888.4.WANGER (888.492.6437).

Wanger International

	Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Selected data for a share outstanding throughout each period
Net Asset Value, Beginning of Period	$29.68		$20.69	$44.04	$41.77	$30.63
Income from Investment Operations:
Net investment income (a)	0.35		0.30	0.52	0.37	0.29
Net realized and unrealized gain (loss) on investments and foreign currency	6.93		9.61	(18.37)	5.80	11.04
Total from Investment Operations	7.28		9.91	(17.85)	6.17	11.33
Less Distributions to Shareholders:
From net investment income	(0.80)		(0.93)	(0.34)	(0.39)	(0.19)
From net realized gains	—		—	(5.16)	(3.51)	—
Total Distributions to Shareholders	(0.80)		(0.93)	(5.50)	(3.90)	(0.19)
Increase from regulatory settlements	—		0.01	—	—	—
Net Asset Value, End of Period	$36.16		$29.68	$20.69	$44.04	$41.77
Total Return (b)	24.92	%(c)	49.78%	(45.60)%	16.31%	37.16%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (d)	1.04%		1.05%	1.02%	0.99%	1.01%
Interest expense	—		—	—	—	0.00	%(e)
Net expenses (d)	1.04%		1.05%	1.02%	0.99%	1.01%
Net investment income (d)	1.12%		1.23%	1.67%	0.87%	0.81%
Waiver/Reimbursement	0.03%		—	—	—	—
Portfolio turnover rate	32%		37%	36%	35%	41%
Net assets, end of period (000’s)	$925,761		$1,442,428	$972,860	$1,693,374	$1,480,123

(a)	Net investment income per share was based upon the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions are reinvested.
(c)	Had the investment advisor not waived a portion of expenses, total return would have been reduced.
(d)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.
(e)	Rounds to less than 0.01%.

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The chart does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan. If the chart reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Wanger International

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.04%	3.96%	$10,396.00	$106.06
2	10.25%	1.07%	8.05%	$10,804.56	$113.42
3	15.76%	1.07%	12.29%	$11,229.18	$117.88
4	21.55%	1.07%	16.70%	$11,670.49	$122.51
5	27.63%	1.07%	21.29%	$12,129.14	$127.33
6	34.01%	1.07%	26.06%	$12,605.81	$132.33
7	40.71%	1.07%	31.01%	$13,101.22	$137.53
8	47.75%	1.07%	36.16%	$13,616.10	$142.94
9	55.13%	1.07%	41.51%	$14,151.21	$148.56
10	62.89%	1.07%	47.07%	$14,707.36	$154.39
Total Gain After Fees and Expenses				$4,707.36
Total Annual Fees and Expenses Paid					$1,302.95

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Wanger Family of Funds

Prospectus May 1, 2011

For More Information

The Columbia Wanger Funds are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in qualified plans and retirement arrangements. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your qualified plan and retirement arrangement for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds in the documents described below. Contact the Adviser as follows to obtain these documents free of charge to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Wanger Asset Management, LLC Shareholder Services Group 227 West Monroe, Suite 3000 Chicago, IL 60606

By Telephone:	888.4.WANGER (888.492.6437)

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). The SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1458-99 A (5/11)

Prospectus May 1, 2011, as amended May 1, 2011

Columbia Wanger Family of Funds

Managed By Columbia Wanger Asset Management, LLC

Wanger International Select

Ticker symbol
WAFFX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Wanger International Select

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) and/or qualified plan or retirement arrangement (Retirement Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as a % of offering price	NONE
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.44%
Total annual Fund operating expenses	1.38%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your Contract and/or qualified plan or Retirement Plan, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger International Select	$140	$437	$755	$1,657

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $25 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $25 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $25 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $25 billion.

Columbia Wanger Asset Management, LLC, the Fund’s investment advisor (the Adviser), believes that stocks of companies with market capitalizations under $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

The Fund takes advantage of the Adviser’s research and stock-picking capabilities to invest in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

The Adviser typically seeks companies with:

•	A strong business franchise that offers growth potential.

•	Products and services that give the company a competitive advantage.

•	A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser’s price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

5

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract and/or Retirement Plan, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Daily and month-end performance information is available by calling the Adviser at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	25.12%
Worst:	3rd quarter 2008:	-26.24%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index, the Fund’s primary benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) and the Lipper Variable Underlying International Growth Funds Index. The S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of stocks in 22 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund’s performance compares to a widely recognized broad based index of foreign market performance. The Lipper Variable Underlying International Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying International Growth Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

	1 year	5 years	10 years
Returns before taxes	22.09%	8.39%	6.64%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)	20.16%	4.95%	8.22%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	7.75%	2.46%	3.50%
Lipper Variable Underlying International Growth Funds Index (reflects no deductions for taxes)	14.25%	3.98%	2.53%

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Wanger Asset Management, LLC	Christopher J. Olson, CFA Manager. Service with the Fund since 2001.

Purchase and Sale of Fund Shares

The Fund is an underlying investment vehicle for certain Contracts offered by the separate accounts of participating insurance companies as well as for Retirement Plans and is available to other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold directly by individual owners of Contracts or Retirement Plans. If you are the holder of a Contract and/or a participant in a Retirement Plan, please refer to the prospectus that describes your Contract and/or Retirement Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies and Retirement Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Retirement Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Retirement Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and/or its related companies – including Columbia Wanger Asset Management, LLC, Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – pay intermediaries (including insurance companies) and their affiliated broker-dealers and service providers for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary (including insurance companies) and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other eligible investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various contract owners and the interests of qualified plans may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset. For these purposes, the Fund determines the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

The Fund discloses its portfolio holdings on the Columbia Funds website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed at www.columbiamanagement.com, approximately 30 calendar days after each month-end. The top 15 holdings are usually available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, and the portfolio holdings information available on the website may not always be current.

A more detailed description of the Fund’s policies and procedures governing disclosure of portfolio information is available in the SAI, which is available by calling 888.492.6437.

9

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. The Adviser currently expects that substantially all of the Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that transaction costs will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

Use of Benchmarks

Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Adviser selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund’s holdings will differ from those of its benchmarks. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.

10

Management of the Fund

Board of Trustees

The Fund is governed by its Board of Trustees. More than 75% of the Fund’s Trustees are independent (Independent Trustees), meaning that they have no affiliation with the Adviser or its affiliates apart from their positions as Trustees and the personal investments they may have made as private individuals. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund’s officers to establish the Fund’s policies and oversee its activities. Among the Trustees’ responsibilities are: selecting the investment advisor for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.

Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust’s By-Laws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Any Trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information about the Board of Trustees, please refer to the SAI.

Primary Service Providers

The Adviser, who also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They currently provide key services to the Fund and various other funds, including the RiverSource family of funds and the Columbia family of funds (collectively, the Columbia Funds), and are paid for providing these services. These service relationships are described below.

Ameriprise Financial is a financial planning and financial services company that has offered investment management and insurance products for more than 110 years.

The Adviser

The Adviser is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2011, the Adviser had assets under management of approximately $35.5 billion. The Adviser is a registered investment adviser and wholly owned subsidiary of Ameriprise Financial. In addition to serving as investment adviser to mutual funds, the Adviser acts as an investment manager for other institutional accounts.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. The Adviser may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.94% of average daily net assets of the Fund.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the fiscal period ended June 30, 2010.

11

Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Christopher J. Olson, CFA

Manager. Service with the Fund since 2001.

Portfolio Manager and Analyst of the Adviser; associated with the Adviser or its predecessors as an investment professional since 2001. Vice President of the Trust since 2001. Mr. Olson began his investment career in 1988 and earned a B.A. from Middlebury College, an M.B.A. from the Wharton School, University of Pennsylvania and an M.A. from the School of Arts and Sciences, University of Pennsylvania.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. Columbia Management Investment Advisers, LLC (Columbia Management), a wholly owned subsidiary of Ameriprise Financial, is the Fund’s sub-administrator (Sub-Administrator). The Administrator pays a fee for the services of the Sub-Administrator.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker/dealer and wholly owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and wholly owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) as the Fund’s sub-transfer agent to provide various services. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear, through April 30, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 1.45% of the Fund’s average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser. There was no reimbursement to the Fund for the fiscal year ended December 31, 2010.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including: insurance, broker/dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.

As described in Management of the Fund – Primary Service Providers, the Adviser, Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.

Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:

•

the Adviser and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and other Columbia Funds and the sale of their shares;

•

there may be competition for limited investment opportunities that must be allocated among the Fund and other clients and customers of the Adviser that may have the same or similar investment objectives as the Fund;

•

management of the Fund may diverge from other Columbia Funds or other clients and customers of the Adviser or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;

•

there may be regulatory or investment restrictions imposed on the investment activities of the Adviser arising from the activities or holdings of other Columbia Funds or other clients or customers of the Adviser or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments that may be made by affiliated entities;

•	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;

•

there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, for example, if an affiliated entity were in possession of non-public information, the Adviser might be prohibited by law from using that information in connection with the management of the Fund; and

•

insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund’s shares.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Commencing in 2003, Columbia Acorn Trust (another mutual fund family advised by the Adviser), the Adviser and the Trustees of Columbia Acorn Trust (together with other affiliated Columbia entities, the “Columbia Defendants”) were the subject of certain court actions described below. In October 2010, the court entered a final judgment and orders of settlement relating to these actions. The orders of settlement do not create any liability for the Columbia Acorn Funds, and all claims against Columbia Acorn Trust and the Columbia Acorn Independent Trustees have been dismissed.

In late 2003, the Adviser and the Columbia Acorn Trustees were named as defendants in class and derivative complaints which contended that the Adviser and the Columbia Acorn Trustees permitted certain investors to market time their trades in certain Columbia Acorn Funds. The complaints were consolidated in a Multi-District Action in the federal district court of Maryland (the MDL Action).

Also in 2003, Columbia Acorn Trust and the Adviser were named as defendants in a state court class action lawsuit alleging that Columbia Acorn Trust and the Adviser exposed shareholders of Columbia Acorn International to trading by market timers by: (a) failing to properly evaluate daily whether a significant event affecting the value of the Fund’s securities had occurred after foreign markets had closed but before the calculation of the Fund’s net asset value (NAV); (b) failing to implement the Fund’s portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the Fair Valuation Lawsuit). Ultimately, the Fair Valuation Lawsuit was consolidated with the MDL Action.

In March 2005, a class action complaint was filed against Columbia Acorn Trust and the Adviser seeking to rescind the CDSC assessed upon redemption of Class B shares of the Columbia Acorn Funds (the CDSC Lawsuit). In addition to the rescission of sales charges, plaintiffs sought recovery of actual damages, attorneys’ fees and costs. The case was transferred to the MDL Action.

In September 2007, the plaintiffs and the Columbia Defendants named in the MDL Action, including the Columbia family of funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL Action described above, including the CDSC Lawsuit and the Fair Valuation Lawsuit.

On April 23, 2010, the parties to the MDL Action filed a motion seeking: (a) preliminary approval of the MDL settlements; (b) the conditional certification of the plaintiff class for purposes of settlement; (c) approval of the form and manner of giving notice to the plaintiff class of the proposed settlements; and (d) approval of the proposed schedule for various deadlines in connection with the final settlement hearing. The motion was presented to and approved by the court on May 7, 2010.

On October 21, 2010, the court held a final hearing regarding the MDL settlements and on October 25, 2010 issued a final judgment and related orders that: (a) approved the settlements as fair, reasonable and adequate, and in the best interests of members of both the plaintiff class and current shareholders of the Columbia funds, including the Columbia Acorn Funds; (b) dismissed with prejudice all complaints against the Columbia Defendants; and (c) approved a plan of distribution for the amounts due to the plaintiff class as established in the settlements. The orders of settlement do not create any liability for the Columbia Acorn Funds.

The Adviser believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Funds.

*****

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

About Fund Shares

Description of the Share Class

Share Class Features

The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified plans or retirement arrangements (Retirement Plans) and other eligible investors authorized by the Distributor.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” may refer to the insurance company that issued your Contract, Retirement Plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

15

Selling and/or Servicing Agent Compensation

The Distributor and the Adviser make payments, from their own resources, to selling and/or servicing agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Adviser may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Adviser, and the products they offer, including the Fund.

Amounts paid by the Distributor and the Adviser and their affiliates are paid out of the Distributor’s and the Adviser’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Adviser and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the Adviser have agreed to make marketing/sales support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described herein. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

16

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. Certain equity securities, debt securities and other assets are valued differently. For instance, short-term investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Market quotations are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use

17

fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

Shareholder Information

The Fund and the other Columbia Wanger Funds are available to owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, as described below. Please refer to the Contract prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself. Throughout this prospectus, references to a Fund “shareholder” or to “buying,” “selling,” “holding,” “owning,” or “transferring” Fund shares refer only to the insurance company investing in the Fund through a separate account or to the Retirement Plan itself, and not to a holder of a contract or policy or participant in a Retirement Plan.

The Fund is available to the following types of Retirement Plans:

•	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;

•	an annuity plan described in section 403(a) of the Code;

•	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;

•	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and

•	a plan described in section 501(c)(18) of the Code.

A Retirement Plan must be established before shares of the Fund can be purchased by the Retirement Plan. Neither the Fund nor the Adviser offers prototypes of such Plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Retirement Plan fiduciary rather than Retirement Plan participants. A Retirement Plan may call the Adviser at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.

Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Retirement Plan. When you sell your shares through your Contract or Retirement Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

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Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Retirement Plan are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company or Retirement Plan, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Retirement Plan. Any charges that apply to your Contract or Retirement Plan, and any charges that apply to separate accounts at participating insurance companies or Retirement Plans that may own shares directly, are described in your Contract prospectus or Retirement Plan disclosure documents.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices Policy below for more information.

Excessive Trading Practices Policy

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive

19

trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

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The Fund invests significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any U.S. federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want your distributions to be paid in cash.

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Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to separate accounts of participating insurance companies, Retirement Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company, Retirement Plan Administrator that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the federal income taxation of your investment.

For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors. Please see the SAI for more detailed tax information.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI. You can request a free annual report containing those financial statements by calling 888.4.WANGER (888.492.6437).

Wanger International Select

	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Selected data for a share outstanding throughout each period
Net Asset Value, Beginning of Period	$15.42	$12.01		$28.07	$26.62	$19.63
Income from Investment Operations:
Net investment income(a)	0.09	0.10		0.21	0.10	0.11
Net realized and unrealized gain (loss) on investments and foreign currency	3.28	3.71		(10.31)	4.92	6.94
Total from Investment Operations	3.37	3.81		(10.10)	5.02	7.05
Less Distributions to Shareholders:
From net investment income	(0.22)	(0.40)		(0.09)	(0.21)	(0.06)
From net realized gains	—	—		(5.87)	(3.36)	—
Total Distributions to Shareholders	(0.22)	(0.40)		(5.96)	(3.57)	(0.06)
Net Asset Value, End of Period	$18.57	$15.42		$12.01	$28.07	$26.62
Total return(b)	22.09%	32.92	%(c)	(44.35)%	21.78%	36.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	1.38%	1.45%		1.24%	1.18%	1.19%
Net investment income(d)	0.57%	0.75%		1.10%	0.37%	0.47%
Waiver/Reimbursement	—	0.04%		—	—	—
Portfolio turnover rate	37%	62%		68%	69%	61%
Net assets, end of period (000’s)	$31,669	$31,454		$29,604	$73,485	$62,594

(a)	Net investment income per share was based upon the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	Had the investment advisor not waived a portion of expenses, total return would have been reduced.
(d)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The chart does not reflect fees and expenses, if any, imposed under your Contract and/or Retirement Plan. If the chart reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Wanger International Select

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.38%	3.62%	$10,362.00	$140.50
2	10.25%	1.38%	7.37%	$10,737.10	$145.58
3	15.76%	1.38%	11.26%	$11,125.79	$150.85
4	21.55%	1.38%	15.29%	$11,528.54	$156.31
5	27.63%	1.38%	19.46%	$11,945.87	$161.97
6	34.01%	1.38%	23.78%	$12,378.31	$167.84
7	40.71%	1.38%	28.26%	$12,826.41	$173.91
8	47.75%	1.38%	32.91%	$13,290.73	$180.21
9	55.13%	1.38%	37.72%	$13,771.85	$186.73
10	62.89%	1.38%	42.70%	$14,270.39	$193.49
Total Gain After Fees and Expenses				$4,270.39
Total Annual Fees and Expenses Paid					$1,657.39

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Wanger Family of Funds

Prospectus May 1, 2011

For More Information

The Columbia Wanger Funds are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in qualified plans and retirement arrangements. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your qualified plan and retirement arrangement for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds in the documents described below. Contact the Adviser as follows to obtain these documents free of charge to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Wanger Asset Management, LLC Shareholder Services Group 227 West Monroe, Suite 3000 Chicago, IL 60606

By Telephone:	888.4.WANGER (888.492.6437)

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). The SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1453-99 A (5/11)